UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05577

The Glenmede Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Summer Street, Floor 7 SUM0703

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-442-8299

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments. – The schedules of investments for the period ended July 31, 2018, are filed herewith.

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%
	Aerospace & Defense — 1.6%
138,655	Boeing Co. (The)	$49,402,777

	Airlines — 1.0%
536,233	Delta Air Lines, Inc.	29,181,800

	Auto Components — 0.5%
84,733	Lear Corp.	15,262,955

	Banks — 5.8%
811,475	Citizens Financial Group, Inc.	32,280,475
385,117	Comerica, Inc.	37,333,242
1,070,661	Fifth Third Bancorp	31,680,859
296,808	JPMorgan Chase & Co.	34,118,080
741,850	Regions Financial Corp.	13,805,828
317,052	SunTrust Banks, Inc.	22,849,938

		172,068,422

	Biotechnology — 3.7%
319,492	AbbVie, Inc.	29,466,747
142,320	Amgen, Inc.	27,972,996
92,666	Biogen, Inc.	30,984,731
248,291	Celgene Corp.[1]	22,368,536

		110,793,010

	Building Products — 0.9%
453,970	Fortune Brands Home & Security, Inc.	26,330,260

	Capital Markets — 4.3%
201,254	Ameriprise Financial, Inc.	29,316,670
516,944	Bank of New York Mellon Corp. (The)	27,640,996
88,149	CME Group, Inc.	14,026,269
322,017	Intercontinental Exchange, Inc.	23,800,276
136,259	Northern Trust Corp.	14,882,208
151,740	T Rowe Price Group, Inc.	18,069,199

		127,735,618

	Chemicals — 1.9%
130,790	Celanese Corp. — Class A	15,447,607
206,479	Eastman Chemical Co.	21,395,354
172,426	LyondellBasell Industries N.V. — Class A	19,103,076

		55,946,037

	Communications Equipment — 2.2%
800,373	Cisco Systems, Inc.	33,847,774
181,807	F5 Networks, Inc.[1]	31,158,084

		65,005,858

	Consumer Finance — 1.5%
399,672	Discover Financial Services	28,540,578
590,826	Synchrony Financial	17,098,504

		45,639,082

	Containers & Packaging — 1.6%
305,256	Avery Dennison Corp.	35,006,758
222,724	WestRock Co.	12,913,538

		47,920,296

	Diversified Telecommunication Services — 1.0%
598,661	Verizon Communications, Inc.	30,914,854

See Notes to Schedules of Portfolio Investments

1

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Electric Utilities — 2.0%
773,907	Exelon Corp.	$32,891,047
659,609	PG&E Corp.	28,415,956

		61,307,003

	Electrical Equipment — 2.1%
407,254	AMETEK, Inc.	31,684,361
382,285	Eaton Corp. PLC	31,794,644

		63,479,005

	Equity Real Estate Investment Trusts — 1.8%
1,353,600	Host Hotels & Resorts, Inc.	28,344,384
146,334	Simon Property Group, Inc.	25,785,514

		54,129,898

	Food & Staples Retailing — 2.0%
460,874	Walgreens Boots Alliance, Inc.	31,164,300
328,309	Walmart, Inc.	29,295,012

		60,459,312

	Food Products — 4.1%
357,903	Campbell Soup Co.	14,638,233
671,220	General Mills, Inc.	30,916,393
165,017	JM Smucker Co. (The)	18,336,689
289,435	McCormick & Co., Inc.[2]	34,020,190
410,686	Tyson Foods, Inc. — Class A	23,676,048

		121,587,553

	Health Care Providers & Services — 6.5%
161,198	Anthem, Inc.	40,783,094
223,888	Centene Corp.[1]	29,179,323
439,707	CVS Health Corp.	28,519,396
223,540	DaVita, Inc.	15,710,391
202,770	Express Scripts Holding Co.[1]	16,112,104
97,786	Humana, Inc.	30,722,406
134,441	UnitedHealth Group, Inc.	34,043,150

		195,069,864

	Hotels, Restaurants & Leisure — 1.0%
210,686	Las Vegas Sands Corp.	15,148,323
7,852	Marriott International, Inc. — Class A	1,003,800
299,142	Wyndham Destinations, Inc.	13,796,429

		29,948,552

	Household Durables — 0.5%
311,260	DR Horton, Inc.	13,602,062

	Household Products — 1.0%
547,113	Church & Dwight Co., Inc.[2]	30,583,617

	Independent Power Producers & Energy Traders — 1.2%
2,655,810	AES Corp.	35,481,622

	Industrial Conglomerates — 1.0%
187,005	Honeywell International, Inc.	29,855,348

	Insurance — 3.2%
416,182	Arthur J Gallagher & Co.	29,694,586
640,040	MetLife, Inc.	29,275,430
236,511	Progressive Corp. (The)	14,193,025

See Notes to Schedules of Portfolio Investments

2

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)
537,321	Unum Group	$21,347,763

		94,510,804

	Internet & Catalog Retail — 0.9%
13,502	Booking Holdings, Inc.[1]	27,391,777

	Internet Software & Services — 0.9%
782,519	eBay, Inc.[1]	26,175,261

	IT Services — 6.5%
177,838	Accenture PLC — Class A	28,334,929
395,890	Amdocs, Ltd.	26,754,246
405,042	Cognizant Technology Solutions Corp. — Class A	33,010,923
108,119	DXC Technology Co.	9,162,004
68,046	FleetCor Technologies, Inc.	14,765,982
549,874	PayPal Holdings, Inc.[1]	45,166,650
266,696	Visa, Inc. — Class A	36,468,011

		193,662,745

	Life Sciences Tools & Services — 1.0%
150,483	Waters Corp.[1]	29,685,781

	Machinery — 1.9%
179,416	Illinois Tool Works, Inc.	25,715,695
329,309	Ingersoll-Rand PLC	32,440,230

		58,155,925

	Media — 2.5%
641,212	Comcast Corp. — Class A	22,942,565
644,040	Interpublic Group of Cos., Inc. (The)	14,523,102
303,454	Omnicom Group, Inc.	20,886,739
148,580	Walt Disney Co. (The)	16,872,745

		75,225,151

	Metals & Mining — 0.5%
309,401	Steel Dynamics, Inc.	14,569,693

	Multi-line Retail — 2.4%
475,529	Kohl’s Corp.	35,127,327
447,668	Target Corp.	36,117,854

		71,245,181

	Multi-Utilities — 0.5%
539,099	CenterPoint Energy, Inc.	15,353,540

	Oil, Gas & Consumable Fuels — 5.6%
281,361	Andeavor	42,221,032
241,983	Chevron Corp.	30,555,194
358,767	Exxon Mobil Corp.	29,243,098
821,595	Kinder Morgan, Inc.	14,607,959
282,665	Marathon Petroleum Corp.	22,847,812
232,492	Valero Energy Corp.	27,515,428

		166,990,523

	Pharmaceuticals — 2.3%
360,836	Eli Lilly & Co.	35,654,205
821,999	Pfizer, Inc.	32,822,420

		68,476,625

	Professional Services — 0.7%
239,612	ManpowerGroup, Inc.	22,346,215

See Notes to Schedules of Portfolio Investments

3

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Management & Development — 1.1%
646,889	CBRE Group, Inc. — Class A1	$32,215,072

	Road & Rail — 0.5%
140,415	Kansas City Southern	16,326,052

	Semiconductors & Semiconductor Equipment — 5.0%
545,968	Applied Materials, Inc.	26,550,424
694,528	Intel Corp.	33,406,797
150,376	Lam Research Corp.	28,667,681
1,351,284	Marvell Technology Group, Ltd.	28,795,862
298,733	Texas Instruments, Inc.	33,254,957

		150,675,721

	Software — 8.7%
119,077	Adobe Systems, Inc.	29,135,760
803,397	CA, Inc.	35,518,181
171,460	Citrix Systems, Inc.[1]	18,855,456
102,813	Electronic Arts, Inc.[1]	13,237,174
331,137	Microsoft Corp.	35,127,013
534,355	Oracle Corp.	25,478,047
212,517	Red Hat, Inc.	30,013,776
336,103	Synopsys, Inc.[1]	30,057,691
288,139	VMware, Inc. — Class A1	41,662,018

		259,085,116

	Specialty Retail — 3.3%
427,364	Best Buy Co., Inc.	32,065,121
156,093	Home Depot, Inc. (The)	30,831,489
168,891	Lowe’s Cos., Inc.	16,777,632
225,666	Ross Stores, Inc.	19,729,979

		99,404,221

	Technology Hardware, Storage & Peripherals — 3.1%
732,139	HP, Inc.	16,897,768
640,050	NetApp, Inc.	49,616,676
373,993	Western Digital Corp.	26,235,609

		92,750,053

	TOTAL COMMON STOCKS (Cost $2,309,017,379)	2,985,950,261

Face Amount

REPURCHASE AGREEMENT* — 0.2%
$5,737,269	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $5,737,325, due 8/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $5,510,000, coupon rate of 0.375%, due 7/15/2023, market value of $5,857,301)	5,737,269

	TOTAL REPURCHASE AGREEMENT (Cost $5,737,269)	5,737,269

See Notes to Schedules of Portfolio Investments

4

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.8%
24,153,763	State Street Navigator Securities Lending Government Money Market Portfolio	$24,153,763

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $24,153,763)	24,153,763

TOTAL INVESTMENTS (Cost $2,338,908,411)	100.8%	$3,015,841,293

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)	(24,101,947)

NET ASSETS	100.0%	$2,991,739,346

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

5

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.8%
	Aerospace & Defense — 3.6%
288,801	Boeing Co. (The)	$102,899,796
89,073	Huntington Ingalls Industries, Inc.	20,758,463
64,811	Northrop Grumman Corp.	19,475,057

		143,133,316

	Air Freight & Logistics — 0.5%
277,912	Expeditors International of Washington, Inc.	21,168,557

	Airlines — 0.8%
542,849	Southwest Airlines Co.	31,572,098

	Banks — 0.5%
556,799	Citizens Financial Group, Inc.	22,149,464

	Beverages — 1.4%
274,001	Constellation Brands, Inc. — Class A	57,603,230

	Biotechnology — 4.5%
419,228	AbbVie, Inc.	38,665,398
454,724	Amgen, Inc.	89,376,002
161,737	Biogen, Inc.	54,080,001

		182,121,401

	Building Products — 2.3%
347,038	AO Smith Corp.	20,659,172
551,237	Fortune Brands Home & Security, Inc.	31,971,746
965,961	Masco Corp.	38,957,207

		91,588,125

	Capital Markets — 2.9%
291,314	Ameriprise Financial, Inc.	42,435,710
548,245	Intercontinental Exchange, Inc.	40,520,788
159,285	S&P Global, Inc.	31,927,086

		114,883,584

	Chemicals — 1.3%
480,083	LyondellBasell Industries N.V. — Class A	53,188,396

	Communications Equipment — 1.0%
237,792	F5 Networks, Inc.[1]	40,752,793

	Consumer Finance — 0.9%
1,199,194	Synchrony Financial	34,704,674

	Containers & Packaging — 2.0%
498,355	Avery Dennison Corp.	57,151,351
413,557	International Paper Co.	22,220,418

		79,371,769

	Electronic Equipment, Instruments & Components — 3.3%
455,238	Amphenol Corp. — Class A	42,569,306
694,689	CDW Corp.	58,416,398
196,954	IPG Photonics Corp.	32,308,334

		133,294,038

	Energy Equipment & Services — 0.7%
691,704	Halliburton Co.	29,342,084

	Food & Staples Retailing — 1.6%
987,565	Sysco Corp.	66,374,244

See Notes to Schedules of Portfolio Investments

6

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 6.8%
114,000	Cigna Corp.	$20,453,880
289,558	DaVita, Inc.	20,350,136
305,228	Henry Schein, Inc.	24,238,156
316,863	Humana, Inc.	99,552,017
425,033	UnitedHealth Group, Inc.	107,626,856

		272,221,045

	Hotels, Restaurants & Leisure — 1.8%
575,056	Marriott International, Inc. — Class A	73,515,159

	Household Durables — 1.1%
562,147	DR Horton, Inc.	24,565,824
640,100	PulteGroup, Inc.	18,236,449

		42,802,273

	Household Products — 1.2%
845,425	Church & Dwight Co., Inc.	47,259,258

	Insurance — 1.5%
701,588	Marsh & McLennan Cos., Inc.	58,484,376

	Internet Software & Services — 5.3%
1,804,152	eBay, Inc.[1]	60,348,884
518,459	Facebook, Inc. — Class A	89,475,654
267,168	IAC/InterActiveCorp	39,340,488
159,815	VeriSign, Inc.	23,209,933

		212,374,959

	IT Services — 10.6%
496,524	Cognizant Technology Solutions Corp. — Class A	40,466,706
210,788	Fidelity National Information Services, Inc.	21,738,566
203,632	FleetCor Technologies, Inc.	44,188,144
520,812	Mastercard, Inc. — Class A	103,120,776
1,318,719	PayPal Holdings, Inc.[1]	108,319,579
782,977	Visa, Inc. — Class A	107,064,275

		424,898,046

	Life Sciences Tools & Services — 2.6%
353,042	Agilent Technologies, Inc.	23,314,894
422,443	Waters Corp.[1]	83,335,330

		106,650,224

	Machinery — 3.0%
395,158	Fortive Corp.	32,434,569
910,653	Ingersoll-Rand PLC	89,708,427

		122,142,996

	Media — 2.2%
791,550	Walt Disney Co. (The)	89,888,418

	Multi-line Retail — 2.1%
863,877	Dollar General Corp.	84,789,528

	Personal Products — 1.5%
435,473	Estee Lauder Cos., Inc. (The) — Class A	58,762,727

	Professional Services — 0.7%
371,336	Robert Half International, Inc.	28,132,415

	Real Estate Management & Development — 2.1%
1,724,064	CBRE Group, Inc. — Class A1	85,858,387

See Notes to Schedules of Portfolio Investments

7

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Road & Rail — 0.7%
175,473	Union Pacific Corp.	$26,301,648

	Semiconductors & Semiconductor Equipment — 6.8%
1,391,704	Applied Materials, Inc.	67,678,565
195,467	KLA-Tencor Corp.	22,951,735
422,592	Lam Research Corp.	80,562,939
212,815	Skyworks Solutions, Inc.	20,128,043
751,160	Texas Instruments, Inc.	83,619,131

		274,940,413

	Software — 10.5%
316,396	Adobe Systems, Inc.	77,415,773
936,161	Microsoft Corp.	99,307,959
1,394,362	Oracle Corp.	66,483,180
555,712	Red Hat, Inc.	78,483,206
712,261	VMware, Inc. — Class A1	102,985,818

		424,675,936

	Specialty Retail — 9.5%
268,637	Best Buy Co., Inc.	20,155,834
490,490	Home Depot, Inc. (The)	96,881,585
810,281	Lowe’s Cos., Inc.	80,493,315
74,185	O’Reilly Automotive, Inc.	22,700,610
869,638	Ross Stores, Inc.	76,032,450
869,363	TJX Cos., Inc. (The)	84,554,245

		380,818,039

	Technology Hardware, Storage & Peripherals — 2.5%
534,379	Apple, Inc.	101,686,980

	TOTAL COMMON STOCKS (Cost $2,982,394,047)	4,017,450,600

Face Amount

REPURCHASE AGREEMENT* — 0.3%
$11,590,949	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $11,591,061, due 8/1/18, (collateralized by a U.S. Treasury Bond with a par value of $12,520,000, coupon rate of 2.750%, due 08/15/2047, market value of $11,823,362)	11,590,949

	TOTAL REPURCHASE AGREEMENT (Cost $11,590,949)	11,590,949

TOTAL INVESTMENTS (Cost $2,993,984,996)	100.1%	$4,029,041,549

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(3,168,566)

NET ASSETS	100.0%	$4,025,872,983

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

See Notes to Schedules of Portfolio Investments

8

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.2%
	Airlines — 1.0%
193	Delta Air Lines, Inc.	$10,503

	Automobiles — 0.5%
562	Ford Motor Co.	5,642

	Banks — 12.6%
930	Bank of America Corp.	28,718
234	Citigroup, Inc.	16,822
675	Citizens Financial Group, Inc.	26,852
252	JPMorgan Chase & Co.	28,968
276	Regions Financial Corp.	5,136
409	SunTrust Banks, Inc.	29,477

		135,973

	Building Products — 0.8%
221	Masco Corp.	8,913

	Capital Markets — 3.6%
339	Bank of New York Mellon Corp. (The)	18,126
104	Morgan Stanley	5,258
174	Raymond James Financial, Inc.	15,937

		39,321

	Chemicals — 2.2%
224	Eastman Chemical Co.	23,211

	Communications Equipment — 0.6%
148	Cisco Systems, Inc.	6,259

	Consumer Finance — 4.2%
380	Ally Financial, Inc.	10,169
248	Discover Financial Services	17,710
614	Synchrony Financial	17,769

		45,648

	Containers & Packaging — 1.0%
183	WestRock Co.	10,610

	Diversified Telecommunication Services — 1.7%
585	AT&T, Inc.	18,702

	Electric Utilities — 4.4%
568	Exelon Corp.	24,140
669	FirstEnergy Corp.	23,703

		47,843

	Electrical Equipment — 1.9%
251	Eaton Corp. PLC	20,876

	Electronic Equipment, Instruments & Components — 0.9%
352	Jabil, Inc.	9,916

	Energy Equipment & Services — 0.5%
116	Halliburton Co.	4,921

	Equity Real Estate Investment Trusts — 2.9%
575	Host Hotels & Resorts, Inc.	12,040
298	Prologis, Inc.	19,555

		31,595

	Food & Staples Retailing — 2.2%
134	Walgreens Boots Alliance, Inc.	9,061

See Notes to Schedules of Portfolio Investments

9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Food & Staples Retailing — (Continued)
159	Walmart, Inc.	$14,188

		23,249

	Food Products — 3.7%
172	Campbell Soup Co.[1]	7,035
331	General Mills, Inc.	15,246
306	Tyson Foods, Inc. — Class A	17,641

		39,922

	Health Care Providers & Services — 6.7%
87	Aetna, Inc.	16,390
78	Anthem, Inc.	19,734
58	Centene Corp.[2]	7,559
81	CVS Health Corp.	5,254
119	DaVita, Inc.	8,363
87	Express Scripts Holding Co.[2]	6,913
61	McKesson Corp.	7,662

		71,875

	Hotels, Restaurants & Leisure — 0.9%
90	Royal Caribbean Cruises, Ltd.	10,148

	Household Products — 1.2%
155	Procter & Gamble Co. (The)	12,536

	Independent Power Producers & Energy Traders — 1.2%
981	AES Corp.	13,106

	Insurance — 4.8%
260	Lincoln National Corp.	17,706
111	MetLife, Inc.	5,077
411	Old Republic International Corp.	8,758
109	Prudential Financial, Inc.	10,999
227	Unum Group	9,019

		51,559

	IT Services — 2.4%
146	Amdocs, Ltd.	9,867
111	International Business Machines Corp.	16,087

		25,954

	Machinery — 3.5%
217	Ingersoll-Rand PLC	21,377
35	Snap-on, Inc.	5,936
67	Stanley Black & Decker, Inc.	10,014

		37,327

	Media — 3.1%
156	Comcast Corp. — Class A	5,582
470	Discovery, Inc. — Class C2	11,538
148	Walt Disney Co. (The)	16,807

		33,927

	Metals & Mining — 1.2%
266	Steel Dynamics, Inc.	12,526

	Multi-line Retail — 0.5%
80	Kohl’s Corp.	5,910

	Multi-Utilities — 1.1%
184	Ameren Corp.	11,419

See Notes to Schedules of Portfolio Investments

10

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 10.0%
41	Chevron Corp.	$5,177
237	ConocoPhillips	17,104
250	Exxon Mobil Corp.	20,377
532	Marathon Oil Corp.	11,236
323	Marathon Petroleum Corp.	26,108
239	Valero Energy Corp.	28,286

		108,288

	Pharmaceuticals — 7.1%
103	Allergan PLC	18,961
226	Merck & Co., Inc.	14,887
503	Mylan N.V.[2]	18,767
586	Pfizer, Inc.	23,399

		76,014

	Professional Services — 0.4%
41	ManpowerGroup, Inc.	3,824

	Real Estate Management & Development — 1.6%
352	CBRE Group, Inc. — Class A2	17,530

	Semiconductors & Semiconductor Equipment — 3.9%
549	Intel Corp.	26,407
234	Marvell Technology Group, Ltd.	4,987
193	Micron Technology, Inc.[2]	10,188

		41,582

	Software — 1.1%
243	Oracle Corp.	11,586

	Specialty Retail — 1.2%
174	Best Buy Co., Inc.	13,055

	Technology Hardware, Storage & Peripherals — 1.6%
243	Western Digital Corp.	17,046

	TOTAL COMMON STOCKS (Cost $997,679)	1,058,316

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.7%
7,224	State Street Navigator Securities Lending Government Money Market Portfolio	7,224

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $7,224)	7,224

TOTAL INVESTMENTS (Cost $1,004,903)	98.9%	$1,065,540

OTHER ASSETS IN EXCESS OF LIABILITIES	1.1	12,290

NET ASSETS	100.0%	$1,077,830

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.

See Notes to Schedules of Portfolio Investments

11

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.7%
	Aerospace & Defense — 0.9%
140	KLX, Inc.[1]	$10,227

	Auto Components — 1.4%
129	Fox Factory Holding Corp.[1]	6,411
300	Stoneridge, Inc.[1]	10,200

		16,611

	Banks — 8.6%
256	BancorpSouth Bank	8,422
178	Community Trust Bancorp, Inc.	8,691
300	First Financial Bancorp	9,105
212	Great Western Bancorp, Inc.	8,872
269	Hanmi Financial Corp.	6,739
453	Hope Bancorp, Inc.	7,601
238	NBT Bancorp, Inc.	9,577
249	Peapack Gladstone Financial Corp.	8,187
249	Peoples Bancorp, Inc.	9,019
198	Sandy Spring Bancorp, Inc.	7,744
278	Trustmark Corp.	9,783
108	UMB Financial Corp.	7,764

		101,504

	Biotechnology — 5.9%
366	Acorda Therapeutics, Inc.[1]	9,132
549	Amicus Therapeutics, Inc.[1,2]	7,988
404	Concert Pharmaceuticals, Inc.[1]	6,460
374	Halozyme Therapeutics, Inc.[1]	6,770
243	Myriad Genetics, Inc.[1]	10,631
322	Retrophin, Inc.[1]	8,900
400	Spectrum Pharmaceuticals, Inc.[1]	8,516
538	Vanda Pharmaceuticals, Inc.[1]	11,217

		69,614

	Building Products — 0.9%
260	Gibraltar Industries, Inc.[1]	11,297

	Capital Markets — 2.1%
96	Evercore, Inc. — Class A	10,848
248	Federated Investors, Inc. — Class B	6,002
416	Waddell & Reed Financial, Inc. — Class A	8,615

		25,465

	Chemicals — 1.3%
109	Minerals Technologies, Inc.	8,240
168	PolyOne Corp.	7,535

		15,775

	Commercial Services & Supplies — 2.3%
627	ACCO Brands Corp.	8,026
421	Heritage-Crystal Clean, Inc.[1]	10,146
158	Tetra Tech, Inc.	9,606

		27,778

	Communications Equipment — 1.6%
364	CalAmp Corp.[1]	8,285
158	NETGEAR, Inc.[1]	10,404

		18,689

	Diversified Consumer Services — 1.6%
629	K12, Inc.[1]	10,291

See Notes to Schedules of Portfolio Investments

12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Diversified Consumer Services — (Continued)
164	Sotheby’s1	$8,710

		19,001

	Diversified Financial Services — 1.4%
570	Invesco Mortgage Capital, Inc.	9,456
426	Redwood Trust, Inc.	7,161

		16,617

	Electric Utilities — 1.4%
104	ALLETE, Inc.	8,063
169	Otter Tail Corp.	8,180

		16,243

	Electrical Equipment — 1.6%
413	Atkore International Group, Inc.[1]	9,772
119	EnerSys	9,766

		19,538

	Electronic Equipment, Instruments & Components — 4.1%
266	Fabrinet[1]	10,406
202	Insight Enterprises, Inc.[1]	10,155
201	Methode Electronics, Inc.	7,889
211	ScanSource, Inc.[1]	8,704
439	Vishay Intertechnology, Inc.	10,975

		48,129

	Energy Equipment & Services — 1.5%
541	Keane Group, Inc.[1,2]	7,634
517	Matrix Service Co.[1]	10,314

		17,948

	Equity Real Estate Investment Trusts — 5.0%
288	Chesapeake Lodging Trust	9,222
708	DiamondRock Hospitality Co.	8,440
104	EastGroup Properties, Inc.	9,913
246	First Industrial Realty Trust, Inc.	8,007
200	GEO Group, Inc. (The)	5,176
281	LaSalle Hotel Properties	9,742
221	Pebblebrook Hotel Trust	8,520

		59,020

	Food & Staples Retailing — 1.3%
279	Performance Food Group Co.[1]	10,002
204	SpartanNash Co.	4,888

		14,890

	Food Products — 0.7%
800	Dean Foods Co.	7,856

	Gas Utilities — 0.9%
316	South Jersey Industries, Inc.[2]	10,722

	Health Care Equipment & Supplies — 4.4%
498	AngioDynamics, Inc.[1]	10,528
168	Avanos Medical, Inc.[1]	9,273
139	Haemonetics Corp.[1]	13,572
110	Insulet Corp.[1,2]	9,148
548	OraSure Technologies, Inc.[1]	9,201

		51,722

See Notes to Schedules of Portfolio Investments

13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 2.4%
117	LHC Group, Inc.[1]	$10,071
269	Tenet Healthcare Corp.[1]	10,123
231	Tivity Health, Inc.[1,2]	7,785

		27,979

	Hotels, Restaurants & Leisure — 0.4%
137	Penn National Gaming, Inc.[1]	4,391

	Household Durables — 0.3%
282	TRI Pointe Group, Inc.[1]	3,996

	Household Products — 1.2%
221	Central Garden & Pet Co.[1,2]	9,541
119	Central Garden & Pet Co. — Class A1	4,774

		14,315

	Independent Power Producers & Energy Traders — 0.5%
319	NRG Yield, Inc. — Class C	5,933

	Insurance — 3.0%
467	Ambac Financial Group, Inc.[1]	9,536
278	American Equity Investment Life Holding Co.	9,933
241	CNO Financial Group, Inc.	4,904
231	Employers Holdings, Inc.	10,730

		35,103

	Internet Software & Services — 0.6%
367	Care.com, Inc.[1]	6,613

	IT Services — 5.0%
470	Cardtronics PLC — Class A1	11,900
522	Hackett Group, Inc. (The)	9,412
163	ManTech International Corp. — Class A	9,755
280	Sykes Enterprises, Inc.[1]	8,305
593	Travelport Worldwide, Ltd.	11,208
175	Virtusa Corp.[1]	9,245

		59,825

	Life Sciences Tools & Services — 1.1%
377	Luminex Corp.	12,765

	Machinery — 4.6%
151	Hillenbrand, Inc.	7,580
332	Rexnord Corp.[1]	10,040
265	SPX Corp.[1]	9,831
192	SPX FLOW, Inc.[1]	9,124
865	Titan International, Inc.	9,160
110	Watts Water Technologies, Inc. — Class A	9,411

		55,146

	Media — 1.3%
912	Gannett Co., Inc.	9,640
759	National CineMedia, Inc.	6,269

		15,909

	Metals & Mining — 1.9%
80	Kaiser Aluminum Corp.	8,930
135	Schnitzer Steel Industries, Inc. — Class A	4,448
196	Worthington Industries, Inc.	9,177

		22,555

See Notes to Schedules of Portfolio Investments

14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Multi-Utilities — 0.8%
166	Black Hills Corp.	$9,955

	Oil, Gas & Consumable Fuels — 3.0%
249	Delek US Holdings, Inc.	13,277
1,742	Southwestern Energy Co.[1]	8,954
461	World Fuel Services Corp.	12,829

		35,060

	Paper & Forest Products — 1.4%
203	Boise Cascade Co.	8,780
296	Louisiana-Pacific Corp.	7,968

		16,748

	Pharmaceuticals — 0.9%
583	Horizon Pharma PLC[1]	10,278

	Professional Services — 1.5%
150	FTI Consulting, Inc.[1]	11,844
100	Korn/Ferry International	6,598

		18,442

	Real Estate Investment Trusts — 0.4%
288	Sunstone Hotel Investors, Inc.	4,686

	Real Estate Management & Development — 1.0%
138	RMR Group, Inc. (The) — Class A	11,978

	Road & Rail — 0.8%
199	ArcBest Corp.	9,263

	Semiconductors & Semiconductor Equipment — 3.9%
80	Cabot Microelectronics Corp.	9,636
320	Cohu, Inc.	8,058
256	Diodes, Inc.[1]	9,513
300	Nanometrics, Inc.[1]	11,298
270	SMART Global Holdings, Inc.[1,2]	8,243

		46,748

	Software — 2.2%
200	Progress Software Corp.	7,358
217	Verint Systems, Inc.[1]	9,743
1,729	Zix Corp.[1]	9,233

		26,334

	Specialty Retail — 3.5%
366	Abercrombie & Fitch Co. — Class A	8,671
121	Asbury Automotive Group, Inc.[1]	8,506
280	Caleres, Inc.	9,377
303	Party City Holdco, Inc.[1,2]	4,772
518	Tailored Brands, Inc.	10,443

		41,769

	Textiles, Apparel & Luxury Goods — 2.3%
110	Deckers Outdoor Corp.[1]	12,411
290	Movado Group, Inc.	14,442

		26,853

	Thrifts & Mortgage Finance — 2.9%
396	Dime Community Bancshares, Inc.	6,811
531	Northwest Bancshares, Inc.	9,569
296	Provident Financial Services, Inc.	7,560

See Notes to Schedules of Portfolio Investments

15

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Thrifts & Mortgage Finance — (Continued)
569	Radian Group, Inc.	$10,896

		34,836

	Trading Companies & Distributors — 1.5%
400	BMC Stock Holdings, Inc.[1]	8,800
210	Rush Enterprises, Inc. — Class A1	9,469

		18,269

	Wireless Telecommunication Services — 0.4%
141	Shenandoah Telecommunications Co.	4,653

	TOTAL COMMON STOCKS (Cost $1,019,673)	1,159,048

INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.7%
31,518	State Street Navigator Securities Lending Government Money Market Portfolio	31,518

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $31,518)	31,518

TOTAL INVESTMENTS (Cost $1,051,191)	100.4%	$1,190,566

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4)	(4,447)

NET ASSETS	100.0%	$1,186,119

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

16

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.5%
	Japan — 26.2%
523,817	Astellas Pharma, Inc., Unsponsored ADR	$8,525,122
187,668	Canon, Inc., Sponsored ADR[1]	6,078,567
154,046	Daito Trust Construction Co., Ltd., Sponsored ADR[1]	6,442,204
176,260	FUJIFILM Holdings Corp., Unsponsored ADR[1]	7,286,588
72,385	Fujitsu, Ltd., Unsponsored ADR[1]	2,464,347
120,476	Hoya Corp., Sponsored ADR[1]	7,254,462
240,652	ITOCHU Corp., Unsponsored ADR[1]	8,537,130
820,225	Japan Exchange Group, Inc., ADR[1]	7,287,699
28,657	Kajima Corp., Unsponsored ADR[1]	2,250,291
492,618	KDDI Corp., Unsponsored ADR[1]	6,842,464
278,211	Kirin Holdings Co., Ltd., Sponsored ADR	7,155,587
53,350	Mitsubishi Corp., Sponsored ADR[1]	2,991,068
421,343	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR[1]	2,578,619
133,694	Nippon Telegraph & Telephone Corp., ADR	6,187,358
65,345	Omron Corp., Sponsored ADR[1]	2,964,049
180,748	Sony Corp., Sponsored ADR	9,764,007
180,976	Subaru Corp., Unsponsored ADR[1]	2,635,915
219,693	Suntory Beverage & Food, Ltd., Unsponsored ADR[1]	4,669,575
38,585	Suzuki Motor Corp., Unsponsored ADR[1]	9,135,385
352,462	Takeda Pharmaceutical Co., Ltd., Sponsored ADR[1]	7,472,194

		118,522,631

	United Kingdom — 16.3%
64,088	Ashtead Group PLC, Unsponsored ADR	7,977,995
485,621	Aviva PLC, Sponsored ADR	6,385,916
541,024	Barclays PLC, Sponsored ADR[1]	5,594,188
200,000	British Land Co. PLC (The), Sponsored ADR	1,767,000
533,365	Centrica PLC, Sponsored ADR	4,192,249
50,280	Diageo PLC, Sponsored ADR	7,404,735
529,839	J Sainsbury PLC, Sponsored ADR	9,073,493
569,117	Kingfisher PLC, Sponsored ADR[1]	4,501,715
247,339	Legal & General Group PLC, Sponsored ADR[1]	4,380,374
440,665	Pearson PLC, Sponsored ADR	5,318,826
173,489	Smith & Nephew PLC, Sponsored ADR[1]	6,091,199
396,467	Smiths Group PLC, Sponsored ADR[1]	8,401,136
41,578	Unilever N.V., ADR	2,389,072

		73,477,898

	France — 10.6%
79,807	Arkema SA, Sponsored ADR[1]	10,042,913
222,388	Atos SE, Unsponsored ADR	5,962,222
249,237	Cie de Saint-Gobain, Unsponsored ADR[1]	2,219,455
101,928	Cie Generale des Etablissements Michelin SCA, Unsponsored ADR	2,618,021
849,364	Credit Agricole SA, Unsponsored ADR	5,962,535
140,657	Danone SA, Sponsored ADR	2,199,875
157,179	Engie SA, Sponsored ADR	2,538,441
46,084	L’Oreal SA, Unsponsored ADR	2,251,895
144,367	Renault SA, Unsponsored ADR[1]	2,559,627
620,038	Societe Generale SA, Sponsored ADR	5,567,941
90,694	Total SA, Sponsored ADR	5,917,784

		47,840,709

	Germany — 8.7%
110,936	Allianz SE, Sponsored ADR	2,446,693
284,240	Bayer AG, Sponsored ADR	7,887,660
99,932	Continental AG, Sponsored ADR	4,600,370
485,252	Deutsche Boerse AG, Unsponsored ADR	6,373,785
308,158	Deutsche Lufthansa AG, Sponsored ADR	8,643,832

See Notes to Schedules of Portfolio Investments

17

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Germany — (Continued)
113,208	HeidelbergCement AG, Unsponsored ADR	$1,918,876
223,752	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	4,951,632
86,702	RWE AG, Sponsored ADR	2,282,430

		39,105,278

	Switzerland — 7.3%
193,166	Adecco Group AG, Unsponsored ADR[1]	5,935,991
465,469	Cie Financiere Richemont SA, Unsponsored ADR	4,068,199
364,904	LafargeHolcim, Ltd., Unsponsored ADR[1]	3,725,670
240,271	Roche Holding AG, Sponsored ADR[1]	7,369,112
231,936	Swatch Group AG (The), Unsponsored ADR[1]	5,206,963
224,992	Zurich Insurance Group AG, ADR	6,903,879

		33,209,814

	Spain — 5.9%
93,716	Amadeus IT Group SA, Unsponsored ADR[1]	8,040,833
483,278	Enagas SA, Unsponsored ADR[1]	6,724,813
724,936	Red Electrica Corp. SA, Unsponsored ADR[1]	7,640,826
220,134	Repsol SA, Sponsored ADR	4,365,257

		26,771,729

	Netherlands — 5.0%
342,869	Koninklijke Ahold Delhaize N.V., Sponsored ADR[1]	8,710,587
77,523	Royal Dutch Shell PLC — Class B, Sponsored ADR[1]	5,507,234
197,738	STMicroelectronics N.V.	4,265,209
65,517	Wolters Kluwer N.V., Sponsored ADR[1]	3,947,399

		22,430,429

	Australia — 4.6%
65,524	BHP Billiton PLC, ADR	3,031,140
610,112	South32, Ltd., ADR	8,151,096
160,670	Wesfarmers, Ltd., Unsponsored ADR[1]	2,945,885
303,048	Westpac Banking Corp., Sponsored ADR[1]	6,621,599

		20,749,720

	Hong Kong — 4.6%
92,802	BOC Hong Kong Holdings, Ltd., Sponsored ADR[1]	9,048,195
90,842	Hong Kong Exchanges & Clearing, Ltd., Unsponsored ADR[1]	2,694,828
277,885	Sun Hung Kai Properties, Ltd., Sponsored ADR[1]	4,391,973
285,459	WH Group, Ltd., Sponsored ADR	4,603,026

		20,738,022

	Denmark — 3.0%
282,402	Coloplast AS, Unsponsored ADR[1]	3,062,649
425,040	Danske Bank AS, Sponsored ADR	6,163,080
197,074	Vestas Wind Systems AS, Unsponsored ADR[1]	4,223,296

		13,449,025

	Finland — 2.4%
299,764	UPM-Kymmene OYJ, Sponsored ADR	10,634,128

	Italy — 1.8%
154,238	Intesa Sanpaolo SPA, Sponsored ADR	2,837,208
302,674	Terna Rete Elettrica Nazionale SPA, Unsponsored ADR	5,083,410

		7,920,618

	Norway — 1.6%
249,186	DNB ASA, Sponsored ADR[1]	5,026,081

See Notes to Schedules of Portfolio Investments

18

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Norway — (Continued)
107,592	Marine Harvest ASA, Sponsored ADR	$2,356,803

		7,382,884

	Sweden — 1.0%
229,170	SKF AB, Sponsored ADR[1]	4,711,735

	Israel — 0.5%
21,344	Nice, Ltd., Sponsored ADR[2]	2,335,034

	TOTAL COMMON STOCKS (Cost $398,112,993)	449,279,654

INVESTMENT OF SECURITY LENDING COLLATERAL* — 6.8%
30,861,610	State Street Navigator Securities Lending Government Money Market Portfolio	30,861,610

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $30,861,610)	30,861,610

Face Amount

REPURCHASE AGREEMENT* — 0.4%
$1,958,001	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $1,958,020, due 8/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $1,880,000, coupon rate of 0.375%, due 07/15/2023, market value of $1,998,498)	1,958,001

	TOTAL REPURCHASE AGREEMENT (Cost $1,958,001)	1,958,001

TOTAL INVESTMENTS (Cost $430,932,604)	106.7%	$482,099,265

LIABILITIES IN EXCESS OF OTHER ASSETS	(6.7)	(30,402,347)

NET ASSETS	100.0%	$451,696,918

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

19

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%
	Airlines — 0.8%
2,845	Southwest Airlines Co.	$165,465

	Banks — 7.0%
9,529	Bank of America Corp.	294,255
6,311	Citizens Financial Group, Inc.	251,052
3,039	Comerica, Inc.	294,601
1,500	Cullen/Frost Bankers, Inc.	165,735
2,014	JPMorgan Chase & Co.	231,509
2,737	Zions BanCorp	141,503

		1,378,655

	Biotechnology — 2.7%
1,336	Amgen, Inc.	262,591
817	Biogen, Inc.	273,180

		535,771

	Building Products — 2.2%
2,744	Fortune Brands Home & Security, Inc.	159,152
4,283	Owens Corning	266,488

		425,640

	Capital Markets — 5.1%
4,608	Bank of New York Mellon Corp. (The)	246,390
1,352	CME Group, Inc.	215,130
7,679	Franklin Resources, Inc.	263,543
1,198	Northern Trust Corp.	130,846
1,722	State Street Corp.	152,070

		1,007,979

	Chemicals — 0.7%
1,112	Celanese Corp. — Class A	131,338

	Communications Equipment — 3.9%
6,130	Cisco Systems, Inc.	259,238
1,715	F5 Networks, Inc.[1]	293,917
8,190	Juniper Networks, Inc.	215,724

		768,879

	Construction & Engineering — 0.9%
5,214	Quanta Services, Inc.[1]	177,641

	Containers & Packaging — 2.9%
2,190	Avery Dennison Corp.	251,149
1,428	International Paper Co.	76,727
4,039	WestRock Co.	234,181

		562,057

	Diversified Telecommunication Services — 1.2%
2,220	AT&T, Inc.	70,973
3,310	Verizon Communications, Inc.	170,929

		241,902

	Electric Utilities — 1.9%
7,009	Exelon Corp.	297,883
1,678	Xcel Energy, Inc.	78,631

		376,514

	Equity Real Estate Investment Trusts — 1.4%
13,161	Host Hotels & Resorts, Inc.	275,591

See Notes to Schedules of Portfolio Investments

20

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Food & Staples Retailing — 2.0%
7,564	US Foods Holding Corp.[1]	$255,739
1,480	Walmart, Inc.	132,060

		387,799

	Food Products — 3.6%
4,514	Campbell Soup Co.[2]	184,622
6,520	General Mills, Inc.	300,311
1,964	JM Smucker Co. (The)	218,240

		703,173

	Health Care Equipment & Supplies — 0.8%
1,050	Edwards Lifesciences Corp.[1]	149,573

	Health Care Providers & Services — 5.5%
898	Anthem, Inc.	227,194
3,602	Cardinal Health, Inc.	179,920
758	Centene Corp.[1]	98,790
1,400	CVS Health Corp.	90,804
2,407	Henry Schein, Inc.[2]	191,140
900	Humana, Inc.	282,762

		1,070,610

	Hotels, Restaurants & Leisure — 1.3%
2,061	Marriott International, Inc. — Class A	263,478

	Household Products — 1.4%
2,414	Kimberly-Clark Corp.	274,858

	Independent Power Producers & Energy Traders — 1.2%
17,660	AES Corp.	235,938

	Industrial Conglomerates — 0.3%
319	Honeywell International, Inc.	50,928

	Insurance — 3.6%
4,267	Progressive Corp. (The)	256,063
1,898	Prudential Financial, Inc.	191,527
2,045	Travelers Cos., Inc. (The)	266,136

		713,726

	IT Services — 6.9%
1,076	Accenture PLC — Class A	171,439
1,227	Automatic Data Processing, Inc.	165,633
3,253	Cognizant Technology Solutions Corp. — Class A	265,119
1,246	International Business Machines Corp.	180,583
3,722	PayPal Holdings, Inc.[1]	305,725
1,873	Visa, Inc. — Class A	256,114

		1,344,613

	Life Sciences Tools & Services — 2.3%
1,302	Agilent Technologies, Inc.	85,984
990	IQVIA Holdings, Inc.[1]	120,721
1,186	Waters Corp.[1]	233,962

		440,667

	Machinery — 3.5%
1,218	Cummins, Inc.	173,942
1,824	Fortive Corp.	149,714
3,098	Ingersoll-Rand PLC	305,184

See Notes to Schedules of Portfolio Investments

21

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Machinery — (Continued)
425	Stanley Black & Decker, Inc.	$63,525

		692,365

	Media — 1.7%
6,473	Discovery, Inc.-Class C1	158,912
1,271	Omnicom Group, Inc.[2]	87,483
750	Walt Disney Co. (The)	85,170

		331,565

	Multi-line Retail — 1.6%
3,848	Target Corp.	310,457

	Multi-Utilities — 0.8%
2,514	Ameren Corp.	156,019

	Oil, Gas & Consumable Fuels — 5.5%
2,346	Andeavor	352,041
1,828	Exxon Mobil Corp.	149,000
4,709	Kinder Morgan, Inc.	83,726
1,215	Marathon Petroleum Corp.	98,209
750	Phillips 66	92,505
2,623	Valero Energy Corp.	310,432

		1,085,913

	Pharmaceuticals — 1.8%
1,953	Eli Lilly & Co.	192,976
2,379	Merck & Co., Inc.	156,705

		349,681

	Professional Services — 0.6%
1,174	ManpowerGroup, Inc.	109,487

	Real Estate Management & Development — 1.8%
5,416	CBRE Group, Inc. — Class A1	269,717
479	Jones Lang LaSalle, Inc.	81,914

		351,631

	Road & Rail — 0.7%
1,220	Kansas City Southern	141,849

	Semiconductors & Semiconductor Equipment — 5.0%
4,409	Intel Corp.	212,073
992	Lam Research Corp.	189,115
1,798	NVIDIA Corp.	440,258
1,553	Skyworks Solutions, Inc.	146,883

		988,329

	Software — 9.6%
1,138	Adobe Systems, Inc.	278,446
2,500	CA, Inc.	110,525
1,750	Citrix Systems, Inc.[1]	192,448
2,365	Dell Technologies, Inc. — Class V1	218,810
3,214	Fortinet, Inc.[1]	202,193
3,039	Microsoft Corp.	322,377
5,468	Oracle Corp.	260,714
894	Synopsys, Inc.[1]	79,950
1,536	VMware, Inc. — Class A1	222,090

		1,887,553

See Notes to Schedules of Portfolio Investments

22

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Specialty Retail — 5.1%
3,523	Best Buy Co., Inc.	$264,331
5,183	Gap, Inc. (The)	156,371
1,989	Lowe’s Cos., Inc.	197,587
1,960	Ross Stores, Inc.	171,363
1,501	Tiffany & Co.	206,477

		996,129

	Technology Hardware, Storage & Peripherals — 1.1%
2,947	HP, Inc.	68,017
5,619	Xerox Corp.	145,925

		213,942

	Textiles, Apparel & Luxury Goods — 0.9%
685	PVH Corp.	105,161
1,616	Tapestry, Inc.	76,146

		181,307

	TOTAL COMMON STOCKS (Cost $16,237,630)	19,479,022

Face Amount

REPURCHASE AGREEMENT* — 1.1%
$216,560	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $216,562, due 8/1/18, (collateralized by a U.S. Treasury Bond with a par value of $235,000, coupon rate of 2.750%, due 8/15/2047, market value of $221,924)	216,560

	TOTAL REPURCHASE AGREEMENT (Cost $216,560)	216,560

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.4%
278,240	State Street Navigator Securities Lending Government Money Market Portfolio	278,240

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $278,240)	278,240

TOTAL INVESTMENTS (Cost $16,732,430)	101.8%	$19,973,822

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)	(357,275)

NET ASSETS	100.0%	$19,616,547

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

23

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.3%
	Aerospace & Defense — 2.4%
1,258	Boeing Co. (The)	$448,225

	Airlines — 1.3%
4,493	Delta Air Lines, Inc.	244,509

	Auto Components — 1.1%
1,105	Lear Corp.	199,044

	Banks — 6.4%
7,000	Bank of America Corp.	216,160
2,264	Comerica, Inc.	219,472
14,193	Fifth Third Bancorp	419,971
3,048	JPMorgan Chase & Co.	350,368

		1,205,971

	Biotechnology — 3.4%
1,994	Amgen, Inc.	391,921
2,728	Celgene Corp.[1]	245,765

		637,686

	Building Products — 0.5%
1,600	Fortune Brands Home & Security, Inc.	92,800

	Capital Markets — 4.7%
1,497	CME Group, Inc.	238,203
6,184	Intercontinental Exchange, Inc.	457,059
2,079	State Street Corp.	183,597

		878,859

	Chemicals — 1.3%
2,232	LyondellBasell Industries N.V. — Class A	247,283

	Communications Equipment — 3.6%
10,869	Cisco Systems, Inc.	459,650
1,197	F5 Networks, Inc.[1]	205,142

		664,792

	Consumer Finance — 0.4%
2,424	Synchrony Financial	70,151

	Containers & Packaging — 1.9%
3,160	Avery Dennison Corp.	362,389

	Diversified Telecommunication Services — 0.6%
3,334	AT&T, Inc.	106,588

	Electric Utilities — 2.4%
10,304	PG&E Corp.	443,896

	Electrical Equipment — 1.2%
2,991	AMETEK, Inc.	232,699

	Equity Real Estate Investment Trusts — 0.5%
538	Simon Property Group, Inc.	94,801

	Food & Staples Retailing — 1.8%
5,072	Walgreens Boots Alliance, Inc.	342,969

	Food Products — 3.3%
4,938	General Mills, Inc.	227,444
892	JM Smucker Co. (The)	99,119
5,164	Tyson Foods, Inc. — Class A	297,705

		624,268

See Notes to Schedules of Portfolio Investments

24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Gas Utilities — 0.8%
2,833	UGI Corp.	$150,546

	Health Care Providers & Services — 5.6%
791	Aetna, Inc.	149,017
1,060	Anthem, Inc.	268,180
3,793	CVS Health Corp.	246,014
907	Humana, Inc.	284,961
834	McKesson Corp.	104,750

		1,052,922

	Hotels, Restaurants & Leisure — 1.0%
1,412	Marriott International, Inc. — Class A	180,510

	Household Products — 2.0%
3,720	Church & Dwight Co., Inc.[2]	207,948
2,594	Energizer Holdings, Inc.	165,186

		373,134

	Industrial Conglomerates — 0.6%
645	Honeywell International, Inc.	102,974

	Insurance — 3.5%
2,753	Progressive Corp. (The)	165,208
1,993	Travelers Cos., Inc. (The)	259,369
5,791	Unum Group	230,076

		654,653

	Internet Software & Services — 2.5%
2,443	Akamai Technologies, Inc.[1]	183,860
8,570	eBay, Inc.[1]	286,667

		470,527

	IT Services — 5.5%
1,736	Accenture PLC — Class A	276,597
3,933	Cognizant Technology Solutions Corp. — Class A	320,539
5,364	PayPal Holdings, Inc.[1]	440,599

		1,037,735

	Life Sciences Tools & Services — 2.0%
1,924	Waters Corp.[1]	379,548

	Machinery — 3.1%
653	Cummins, Inc.	93,255
3,994	Ingersoll-Rand PLC	393,449
624	Stanley Black & Decker, Inc.	93,269

		579,973

	Media — 2.0%
2,709	Comcast Corp. — Class A	96,928
6,310	Interpublic Group of Cos., Inc. (The)	142,290
1,192	Walt Disney Co. (The)	135,364

		374,582

	Multi-line Retail — 2.1%
4,983	Target Corp.	402,028

	Multi-Utilities — 1.0%
3,308	CenterPoint Energy, Inc.	94,212
1,300	Dominion Energy, Inc.	93,223

		187,435

See Notes to Schedules of Portfolio Investments

25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 5.5%
3,102	Chevron Corp.	$391,690
1,122	Phillips 66	138,387
4,176	Valero Energy Corp.	494,230

		1,024,307

	Pharmaceuticals — 2.5%
11,541	Pfizer, Inc.	460,832

	Professional Services — 0.5%
916	ManpowerGroup, Inc.	85,426

	Real Estate Management & Development — 3.0%
6,014	CBRE Group, Inc. — Class A1	299,497
1,501	Jones Lang LaSalle, Inc.	256,686

		556,183

	Semiconductors & Semiconductor Equipment — 5.5%
1,441	Applied Materials, Inc.	70,076
4,803	Intel Corp.	231,024
1,698	Lam Research Corp.	323,707
3,564	Texas Instruments, Inc.	396,744

		1,021,551

	Software — 8.2%
6,401	CA, Inc.	282,988
1,053	Dell Technologies, Inc. — Class V1	97,424
3,392	Microsoft Corp.	359,823
9,683	Oracle Corp.	461,686
2,754	Synopsys, Inc.[1]	246,290
616	VMware, Inc. — Class A1	89,067

		1,537,278

	Specialty Retail — 4.3%
5,742	Best Buy Co., Inc.	430,822
2,516	Lowe’s Cos., Inc.	249,939
1,415	Ross Stores, Inc.	123,714

		804,475

	Technology Hardware, Storage & Peripherals — 1.3%
3,137	NetApp, Inc.	243,180

	TOTAL COMMON STOCKS (Cost $16,257,662)	18,576,729

Face Amount

REPURCHASE AGREEMENT* — 1.3%
$230,159	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $230,162, due 8/1/18, (collateralized by a U.S. Treasury Bond with a par value of $250,000, coupon rate of 2.750%, due 8/15/2047, market value of $236,090)	230,159

	TOTAL REPURCHASE AGREEMENT (Cost $230,159)	230,159

See Notes to Schedules of Portfolio Investments

26

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.1%
210,180	State Street Navigator Securities Lending Government Money Market Portfolio	$210,180

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $210,180)	210,180

TOTAL INVESTMENTS (Cost $16,698,001)	101.7%	$19,017,068

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.7)	(313,801)

NET ASSETS	100.0%	$18,703,267

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

27

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 94.3%
	Aerospace & Defense — 0.7%
24,780	Spirit AeroSystems Holdings, Inc. — Class A	$2,310,735

	Air Freight & Logistics — 1.0%
47,980	Expeditors International of Washington, Inc.	3,654,637

	Airlines — 0.9%
54,080	Southwest Airlines Co.	3,145,293

	Banks — 6.6%
165,000	Bank of America Corp.	5,095,200
75,280	Citizens Financial Group, Inc.	2,994,638
46,900	East West Bancorp, Inc.	3,036,306
155,000	KeyCorp	3,234,850
13,960	PNC Financial Services Group, Inc. (The)	2,021,827
48,380	SunTrust Banks, Inc.	3,486,747
62,476	Zions BanCorp	3,230,009

		23,099,577

	Biotechnology — 2.3%
142,120	Acorda Therapeutics, Inc.[1]	3,545,894
82,660	Emergent BioSolutions, Inc.[1,2]	4,492,571

		8,038,465

	Capital Markets — 2.4%
51,380	Bank of New York Mellon Corp. (The)	2,747,289
44,140	Federated Investors, Inc. — Class B	1,068,188
81,480	Franklin Resources, Inc.	2,796,393
84,820	Waddell & Reed Financial, Inc. — Class A	1,756,622

		8,368,492

	Chemicals — 2.7%
35,080	Eastman Chemical Co.	3,634,990
29,180	LyondellBasell Industries N.V. — Class A	3,232,852
57,152	PolyOne Corp.	2,563,267

		9,431,109

	Commercial Services & Supplies — 1.9%
39,740	Republic Services, Inc.	2,880,355
64,540	Tetra Tech, Inc.	3,924,032

		6,804,387

	Communications Equipment — 1.1%
87,280	Cisco Systems, Inc.[2]	3,691,071

	Construction & Engineering — 2.0%
49,460	EMCOR Group, Inc.[2]	3,805,947
158,860	KBR, Inc.	3,174,023

		6,979,970

	Consumer Finance — 1.1%
22,540	Discover Financial Services	1,609,581
201,420	SLM Corp.[1]	2,274,032

		3,883,613

	Diversified Telecommunication Services — 0.6%
63,160	AT&T, Inc.	2,019,225

	Electric Utilities — 1.6%
88,240	Exelon Corp.	3,750,200
45,300	PG&E Corp.	1,951,524

		5,701,724

See Notes to Schedules of Portfolio Investments

28

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Electrical Equipment — 1.2%
16,200	Eaton Corp. PLC	$1,347,354
35,300	EnerSys	2,897,071

		4,244,425

	Electronic Equipment, Instruments & Components — 2.0%
37,600	Arrow Electronics, Inc.[1]	2,851,584
69,180	Methode Electronics, Inc.	2,715,315
16,940	Tech Data Corp.[1]	1,412,965

		6,979,864

	Equity Real Estate Investment Trusts — 3.3%
15,100	Equity Lifestyle Properties, Inc.	1,373,949
58,500	Hospitality Properties Trust	1,653,795
180,220	Host Hotels & Resorts, Inc.	3,773,807
74,000	Liberty Property Trust	3,171,640
26,000	Prologis, Inc.	1,706,120

		11,679,311

	Food & Staples Retailing — 1.9%
51,480	Sysco Corp.	3,459,971
35,360	Walmart, Inc.	3,155,173

		6,615,144

	Food Products — 2.7%
54,400	Archer-Daniels-Midland Co.	2,625,344
42,040	Conagra Brands, Inc.	1,543,289
77,720	General Mills, Inc.	3,579,783
32,320	Tyson Foods, Inc. — Class A	1,863,248

		9,611,664

	Health Care Equipment & Supplies — 2.5%
17,860	Align Technology, Inc.[1,2]	6,369,769
37,640	Integra LifeSciences Holdings Corp.[1]	2,346,101

		8,715,870

	Health Care Providers & Services — 8.2%
57,960	Amedisys, Inc.[1]	5,426,795
68,220	AMN Healthcare Services, Inc.[1,2]	4,127,310
64,200	Cardinal Health, Inc.	3,206,790
38,300	Centene Corp.[1,2]	4,991,639
26,040	CVS Health Corp.	1,688,954
36,520	Molina Healthcare, Inc.[1]	3,801,367
21,120	WellCare Health Plans, Inc.[1,2]	5,647,910

		28,890,765

	Hotels, Restaurants & Leisure — 1.9%
74,820	Hilton Grand Vacations, Inc.[1]	2,588,024
29,520	Hilton Worldwide Holdings, Inc.	2,322,043
33,900	Wyndham Destinations, Inc.[2]	1,563,468

		6,473,535

	Household Durables — 1.2%
37,620	Leggett & Platt, Inc.	1,639,103
70,460	Toll Brothers, Inc.	2,484,420

		4,123,523

	Household Products — 0.8%
48,020	Church & Dwight Co., Inc.[3]	2,684,318

See Notes to Schedules of Portfolio Investments

29

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Independent Power Producers & Energy Traders — 0.5%
130,000	AES Corp.	$1,736,800

	Insurance — 4.6%
63,700	CNA Financial Corp.	2,979,886
29,700	Lincoln National Corp.	2,022,570
33,480	Marsh & McLennan Cos., Inc.	2,790,893
142,040	Old Republic International Corp.	3,026,872
24,900	Prudential Financial, Inc.	2,512,659
67,572	Unum Group	2,684,636

		16,017,516

	IT Services — 5.8%
49,032	Amdocs, Ltd.	3,313,583
40,580	Cognizant Technology Solutions Corp. — Class A	3,307,270
198,375	Conduent, Inc.[1,2]	3,562,815
19,460	FleetCor Technologies, Inc.[2]	4,222,820
39,320	MAXIMUS, Inc.	2,548,329
118,900	Sykes Enterprises, Inc.[1]	3,526,574

		20,481,391

	Life Sciences Tools & Services — 2.9%
52,540	Agilent Technologies, Inc.	3,469,742
20,020	Charles River Laboratories International, Inc.[1]	2,488,486
17,780	Thermo Fisher Scientific, Inc.	4,169,943

		10,128,171

	Machinery — 4.4%
47,480	AGCO Corp.	2,992,190
48,280	Barnes Group, Inc.	3,275,798
39,420	Crane Co.[2]	3,570,269
36,080	Ingersoll-Rand PLC	3,554,241
50,620	Trinity Industries, Inc.	1,928,622

		15,321,120

	Media — 2.1%
76,280	Comcast Corp. — Class A	2,729,298
70,800	Interpublic Group of Cos., Inc. (The)	1,596,540
44,580	Omnicom Group, Inc.	3,068,442

		7,394,280

	Metals & Mining — 2.5%
48,720	Alcoa Corp.[1]	2,108,114
80,460	Newmont Mining Corp.	2,951,273
75,192	Steel Dynamics, Inc.	3,540,791

		8,600,178

	Multi-line Retail — 0.5%
22,800	Target Corp.	1,839,504

	Multi-Utilities — 1.5%
49,640	Ameren Corp.	3,080,658
45,000	Public Service Enterprise Group, Inc.	2,320,200

		5,400,858

	Oil, Gas & Consumable Fuels — 3.3%
48,620	Marathon Petroleum Corp.	3,929,955
75,440	PBF Energy, Inc. — Class A	3,523,048
33,460	Valero Energy Corp.	3,959,991

		11,412,994

See Notes to Schedules of Portfolio Investments

30

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Personal Products — 0.5%
21,760	Nu Skin Enterprises, Inc. — Class A	$1,585,216

	Pharmaceuticals — 1.0%
65,940	Supernus Pharmaceuticals, Inc.[1]	3,491,523

	Professional Services — 1.8%
56,300	Korn/Ferry International	3,714,674
28,720	ManpowerGroup, Inc.	2,678,427

		6,393,101

	Real Estate Management & Development — 1.0%
72,780	CBRE Group, Inc. — Class A1	3,624,444

	Semiconductors & Semiconductor Equipment — 3.4%
65,380	Applied Materials, Inc.	3,179,429
74,060	Micron Technology, Inc.[1,2]	3,909,628
137,800	ON Semiconductor Corp.[1]	3,038,490
39,680	Teradyne, Inc.	1,716,160

		11,843,707

	Software — 2.2%
86,049	Cadence Design Systems, Inc.[1]	3,793,901
38,080	Microsoft Corp.	4,039,526

		7,833,427

	Specialty Retail — 5.0%
59,980	Best Buy Co., Inc.[2]	4,500,299
30,760	Children’s Place, Inc. (The)[2]	3,780,404
32,260	Lowe’s Cos., Inc.	3,204,708
38,960	Ross Stores, Inc.	3,406,273
27,080	TJX Cos., Inc. (The)	2,633,801

		17,525,485

	Textiles, Apparel & Luxury Goods — 0.7%
37,000	Michael Kors Holdings, Ltd.[1]	2,469,010

	TOTAL COMMON STOCKS (Cost $255,886,086)	330,245,442

Face Amount

REPURCHASE AGREEMENT* — 3.2%
$11,363,695	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $11,363,805, due 8/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $9,540,000, coupon rate of 0.375%, due 7/15/2023, market value of $10,141,316, by U.S. Treasury Note with a par value of $1,535,000, coupon rate of 1.500%, due 3/31/2023, market value of $1,452,973)	11,363,695

	TOTAL REPURCHASE AGREEMENT (Cost $11,363,695)	11,363,695

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.8%
2,713,130	State Street Navigator Securities Lending Government Money Market Portfolio	2,713,130

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,713,130)	2,713,130

TOTAL LONG INVESTMENTS (Cost $269,962,911)	98.3%	$344,322,267

See Notes to Schedules of Portfolio Investments

31

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (64.3)%
	Aerospace & Defense — (1.9)%
(14,600)	General Dynamics Corp.	$(2,916,496)
(86,760)	Mercury Systems, Inc.[1]	(3,620,495)

		(6,536,991)

	Banks — (3.4)%
(36,640)	Ameris Bancorp	(1,707,424)
(40,420)	Bank OZK	(1,653,178)
(30,140)	First Republic Bank	(2,979,641)
(199,100)	Fulton Financial Corp.	(3,454,385)
(24,440)	South State Corp.	(2,045,628)

		(11,840,256)

	Beverages — (1.5)%
(77,500)	Coca-Cola Co. (The)	(3,613,825)
(22,880)	Molson Coors Brewing Co. — Class B	(1,532,960)

		(5,146,785)

	Building Products — (1.0)%
(16,060)	Lennox International, Inc.	(3,486,305)

	Capital Markets — (1.9)%
(7,780)	Goldman Sachs Group, Inc. (The)	(1,847,205)
(16,620)	MarketAxess Holdings, Inc.	(3,220,458)
(30,280)	TD Ameritrade Holding Corp.	(1,730,502)

		(6,798,165)

	Chemicals — (2.4)%
(31,360)	Balchem Corp.	(3,145,094)
(15,700)	International Flavors & Fragrances, Inc.	(2,084,332)
(6,960)	Sherwin-Williams Co. (The)	(3,067,481)

		(8,296,907)

	Commercial Services & Supplies — (3.8)%
(129,400)	Covanta Holding Corp.	(2,329,200)
(81,500)	Healthcare Services Group, Inc.	(3,281,190)
(57,780)	US Ecology, Inc.	(3,917,484)
(40,200)	Waste Management, Inc.	(3,618,000)

		(13,145,874)

	Construction Materials — (1.2)%
(12,920)	Martin Marietta Materials, Inc.	(2,576,506)
(14,320)	Vulcan Materials Co.	(1,603,840)

		(4,180,346)

	Distributors — (1.0)%
(35,000)	Genuine Parts Co.	(3,405,850)

	Diversified Telecommunication Services — (0.7)%
(37,280)	ATN International, Inc.	(2,381,446)

	Electric Utilities — (1.1)%
(27,580)	Edison International	(1,837,655)
(43,200)	Southern Co. (The)	(2,099,520)

		(3,937,175)

	Electronic Equipment, Instruments & Components — (1.3)%
(44,180)	Dolby Laboratories, Inc. — Class A	(2,847,401)
(38,960)	National Instruments Corp.	(1,706,838)

		(4,554,239)

See Notes to Schedules of Portfolio Investments

32

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Energy Equipment & Services — (1.0)%
(126,700)	Oceaneering International, Inc.	$(3,466,512)

	Equity Real Estate Investment Trusts — (3.7)%
(75,260)	Acadia Realty Trust	(2,038,041)
(16,080)	Equity Residential	(1,052,114)
(9,460)	Essex Property Trust, Inc.	(2,274,657)
(13,300)	Public Storage	(2,897,139)
(20,660)	SBA Communications Corp.[1]	(3,269,445)
(17,920)	Vornado Realty Trust	(1,288,807)

		(12,820,203)

	Food & Staples Retailing — (0.9)%
(38,107)	PriceSmart, Inc.	(3,115,247)

	Health Care Equipment & Supplies — (7.8)%
(14,960)	Becton Dickinson & Co.	(3,745,535)
(14,860)	Cooper Cos., Inc. (The)	(3,871,030)
(49,440)	DENTSPLY SIRONA, Inc.	(2,378,558)
(32,700)	DexCom, Inc.[1]	(3,110,751)
(23,560)	Edwards Lifesciences Corp.[1]	(3,356,122)
(15,380)	IDEXX Laboratories, Inc.[1]	(3,767,024)
(40,800)	Medtronic PLC	(3,681,384)
(20,780)	Stryker Corp.	(3,392,335)

		(27,302,739)

	Health Care Providers & Services — (0.8)%
(67,700)	MEDNAX, Inc.[1]	(2,896,883)

	Hotels, Restaurants & Leisure — (2.3)%
(9,340)	Chipotle Mexican Grill, Inc.[1]	(4,050,384)
(28,400)	Jack in the Box, Inc.	(2,392,416)
(10,640)	McDonald’s Corp.	(1,676,226)

		(8,119,026)

	Household Durables — (1.7)%
(117,600)	Newell Brands, Inc.	(3,079,944)
(21,980)	Whirlpool Corp.	(2,881,578)

		(5,961,522)

	Household Products — (0.8)%
(40,920)	Colgate-Palmolive Co.	(2,742,049)

	Industrial Conglomerates — (1.9)%
(16,480)	3M Co.	(3,499,033)
(218,960)	General Electric Co.	(2,984,425)

		(6,483,458)

	Insurance — (2.8)%
(61,160)	American International Group, Inc.	(3,376,644)
(70,780)	Mercury General Corp.	(3,640,215)
(38,220)	RLI Corp.	(2,857,327)

		(9,874,186)

	IT Services — (1.5)%
(34,100)	Black Knight, Inc.[1]	(1,761,265)
(27,020)	Gartner, Inc.[1]	(3,659,319)

		(5,420,584)

	Leisure Equipment & Products — (1.1)%
(37,940)	Hasbro, Inc.	(3,779,203)

See Notes to Schedules of Portfolio Investments

33

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Life Sciences Tools & Services — (1.5)%
(30,500)	IQVIA Holdings, Inc.[1]	$(3,719,170)
(8,560)	Waters Corp.[1]	(1,688,631)

		(5,407,801)

	Machinery — (1.5)%
(73,820)	Donaldson Co., Inc.	(3,521,214)
(12,060)	Nordson Corp.	(1,617,367)

		(5,138,581)

	Media — (0.9)%
(52,660)	John Wiley & Sons, Inc. — Class A	(3,325,479)

	Multi-Utilities — (0.6)%
(17,220)	Sempra Energy	(1,990,460)

	Oil, Gas & Consumable Fuels — (1.0)%
(204,060)	Kinder Morgan, Inc.	(3,628,187)

	Pharmaceuticals — (3.6)%
(42,140)	Eli Lilly & Co.	(4,163,853)
(27,580)	Johnson & Johnson	(3,654,902)
(89,920)	Mylan N.V.[1]	(3,354,915)
(19,900)	Perrigo Co. PLC	(1,602,348)

		(12,776,018)

	Road & Rail — (1.3)%
(6,640)	AMERCO	(2,503,811)
(13,380)	Union Pacific Corp.	(2,005,528)

		(4,509,339)

	Semiconductors & Semiconductor Equipment — (0.8)%
(45,840)	QUALCOMM, Inc.	(2,937,886)

	Software — (2.4)%
(37,660)	Activision Blizzard, Inc.	(2,764,997)
(27,360)	Autodesk, Inc.[1]	(3,514,118)
(24,460)	PTC, Inc.[1]	(2,248,119)

		(8,527,234)

	Specialty Retail — (2.5)%
(30,160)	Advance Auto Parts, Inc.	(4,259,497)
(33,940)	CarMax, Inc.[1]	(2,534,639)
(62,748)	L Brands, Inc.	(1,987,229)

		(8,781,365)

	Thrifts & Mortgage Finance — (0.7)%
(70,480)	Flagstar Bancorp, Inc.[1]	(2,399,844)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(218,940,763))	(225,114,145)

TOTAL SHORT INVESTMENTS (Proceeds $(218,940,763))	(64.3)%	$(225,114,145)

TOTAL INVESTMENTS (Cost $51,022,148)	34.0%	$119,208,122

OTHER ASSETS IN EXCESS OF LIABILITIES	66.0	231,193,539

NET ASSETS	100.0%	$350,401,661

See Notes to Schedules of Portfolio Investments

34

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $50,924,958.
[3]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

35

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 127.4%
	Air Freight & Logistics — 1.3%
15,340	Expeditors International of Washington, Inc.	$1,168,448

	Airlines — 0.7%
10,380	SkyWest, Inc.	621,762

	Banks — 11.2%
36,300	Bank of America Corp.	1,120,944
27,503	Citizens Financial Group, Inc.	1,094,070
4,780	Comerica, Inc.	463,373
5,960	East West Bancorp, Inc.	385,851
48,380	Fifth Third Bancorp[1]	1,431,564
10,097	JPMorgan Chase & Co.	1,160,650
62,060	KeyCorp[1]	1,295,192
24,700	SunTrust Banks, Inc.[1]	1,780,129
15,880	Wells Fargo & Co.	909,765
13,300	Zions BanCorp	687,610

		10,329,148

	Biotechnology — 1.3%
22,700	Emergent BioSolutions, Inc.[1,2]	1,233,745

	Capital Markets — 3.6%
9,700	Bank of New York Mellon Corp. (The)	518,659
7,660	CME Group, Inc.[1]	1,218,859
8,680	Evercore, Inc. — Class A	980,840
28,300	Waddell & Reed Financial, Inc. — Class A	586,093

		3,304,451

	Chemicals — 1.7%
9,156	LyondellBasell Industries N.V. — Class A	1,014,393
7,140	Minerals Technologies, Inc.	539,784

		1,554,177

	Commercial Services & Supplies — 1.0%
13,200	Republic Services, Inc.	956,736

	Communications Equipment — 1.9%
42,100	Cisco Systems, Inc.[1]	1,780,409

	Construction & Engineering — 1.7%
20,340	EMCOR Group, Inc.[1]	1,565,163

	Consumer Finance — 1.7%
5,800	Discover Financial Services	414,178
104,780	SLM Corp.[2]	1,182,966

		1,597,144

	Containers & Packaging — 2.6%
15,560	Avery Dennison Corp.[1]	1,784,421
5,820	Packaging Corp. of America	657,078

		2,441,499

	Diversified Financial Services — 0.8%
32,040	Jefferies Financial Group, Inc.	776,970

	Diversified Telecommunication Services — 1.5%
12,760	AT&T, Inc.	407,937
26,800	CenturyLink, Inc.	503,036
8,700	Verizon Communications, Inc.	449,268

		1,360,241

See Notes to Schedules of Portfolio Investments

36

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Electric Utilities — 1.9%
29,220	Exelon Corp.[1]	$1,241,850
13,620	Hawaiian Electric Industries, Inc.	479,015

		1,720,865

	Electrical Equipment — 1.4%
16,080	AMETEK, Inc.	1,251,024

	Electronic Equipment, Instruments & Components — 1.7%
9,680	Arrow Electronics, Inc.[2]	734,131
10,280	Tech Data Corp.[2]	857,455

		1,591,586

	Energy Equipment & Services — 0.5%
10,000	Halliburton Co.	424,200

	Equity Real Estate Investment Trusts — 5.2%
13,580	CubeSmart	412,289
12,440	Extra Space Storage, Inc.	1,168,987
38,038	Hospitality Properties Trust	1,075,334
60,780	Host Hotels & Resorts, Inc.[1]	1,272,733
10,628	Liberty Property Trust	455,516
6,200	National Health Investors, Inc. REIT	464,008

		4,848,867

	Food & Staples Retailing — 3.1%
15,640	Sysco Corp.	1,051,164
14,060	Walgreens Boots Alliance, Inc.	950,737
9,620	Walmart, Inc.	858,393

		2,860,294

	Food Products — 3.7%
32,360	Conagra Brands, Inc.	1,187,936
28,220	Mondelez International, Inc. — Class A	1,224,183
17,260	Tyson Foods, Inc. — Class A	995,039

		3,407,158

	Health Care Equipment & Supplies — 1.3%
16,620	Baxter International, Inc.[1]	1,204,119

	Health Care Providers & Services — 7.0%
10,640	Amedisys, Inc.[2]	996,223
3,640	Anthem, Inc.	920,920
4,020	Centene Corp.[2]	523,927
6,800	CVS Health Corp.	441,048
6,340	DaVita, Inc.	445,575
13,380	Molina Healthcare, Inc.[1,2]	1,392,724
6,700	WellCare Health Plans, Inc.[1,2]	1,791,714

		6,512,131

	Hotels, Restaurants & Leisure — 2.9%
14,350	Hilton Worldwide Holdings, Inc.	1,128,771
15,340	Wyndham Destinations, Inc.	707,481
15,340	Wyndham Hotels & Resorts, Inc.	889,720

		2,725,972

	Household Durables — 0.4%
120	NVR, Inc.[2]	331,132

	Household Products — 1.4%
7,500	Church & Dwight Co., Inc.	419,250

See Notes to Schedules of Portfolio Investments

37

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Household Products — (Continued)
13,300	Energizer Holdings, Inc.	$846,944

		1,266,194

	Independent Power Producers & Energy Traders — 1.0%
72,300	AES Corp.	965,928

	Industrial Conglomerates — 1.3%
7,360	Honeywell International, Inc.	1,175,024

	Insurance — 3.7%
26,960	Aflac, Inc.	1,254,719
7,380	Travelers Cos., Inc. (The)	960,433
30,340	Unum Group	1,205,408

		3,420,560

	Internet Software & Services — 1.2%
23,340	eBay, Inc.[2]	780,723
10,060	Yelp, Inc.[2]	371,013

		1,151,736

	IT Services — 9.7%
1,447	Accenture PLC — Class A	230,550
20,120	Amdocs, Ltd.[1]	1,359,710
15,140	Cognizant Technology Solutions Corp. — Class A	1,233,910
15,348	Conduent, Inc.[2]	275,650
6,000	Fiserv, Inc.[2]	452,880
4,920	FleetCor Technologies, Inc.	1,067,640
49,500	Genpact, Ltd.[1]	1,503,810
8,080	ManTech International Corp. — Class A	483,588
13,580	MAXIMUS, Inc.	880,120
12,913	PayPal Holdings, Inc.[2]	1,060,674
2,800	Visa, Inc. — Class A	382,872

		8,931,404

	Life Sciences Tools & Services — 3.7%
18,940	Agilent Technologies, Inc.	1,250,798
13,700	Charles River Laboratories International, Inc.[1,2]	1,702,910
13,300	Luminex Corp.	450,338

		3,404,046

	Machinery — 5.1%
8,960	AGCO Corp.	564,659
9,020	Crane Co.	816,941
9,220	Fortive Corp.	756,778
9,160	IDEX Corp.[1]	1,406,793
11,660	Ingersoll-Rand PLC	1,148,627

		4,693,798

	Media — 2.5%
51,840	Interpublic Group of Cos., Inc. (The)	1,168,992
16,330	Omnicom Group, Inc.	1,123,994

		2,292,986

	Metals & Mining — 1.6%
8,233	Newmont Mining Corp.	301,986
24,520	Steel Dynamics, Inc.[1]	1,154,647

		1,456,633

	Multi-line Retail — 2.1%
14,910	Kohl’s Corp.	1,101,402

See Notes to Schedules of Portfolio Investments

38

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Multi-line Retail — (Continued)
9,840	Target Corp.	$793,891

		1,895,293

	Multi-Utilities — 0.9%
30,080	MDU Resources Group, Inc.	872,320

	Oil, Gas & Consumable Fuels — 5.1%
16,600	ConocoPhillips	1,198,022
16,740	Marathon Petroleum Corp.[1]	1,353,094
3,700	Phillips 66	456,358
14,300	Valero Energy Corp.[1]	1,692,405

		4,699,879

	Pharmaceuticals — 1.3%
31,235	Pfizer, Inc.	1,247,213

	Professional Services — 1.1%
11,160	ManpowerGroup, Inc.	1,040,782

	Real Estate Management & Development — 1.4%
25,320	CBRE Group, Inc. — Class A1,2	1,260,936

	Road & Rail — 1.0%
8,320	Landstar System, Inc.	924,768

	Semiconductors & Semiconductor Equipment — 6.4%
20,400	Applied Materials, Inc.	992,052
9,000	Intel Corp.	432,900
18,320	Micron Technology, Inc.[2]	967,113
6,220	NVIDIA Corp.[1]	1,523,029
38,880	ON Semiconductor Corp.[2]	857,304
9,980	Texas Instruments, Inc.	1,110,973

		5,883,371

	Software — 5.2%
9,140	Citrix Systems, Inc.[2]	1,005,126
13,960	Dell Technologies, Inc. — Class V1,2	1,291,579
9,880	Imperva, Inc.[2]	456,950
9,680	Oracle Corp.	461,542
18,000	SS&C Technologies Holdings, Inc.	955,260
13,889	Verint Systems, Inc.[2]	623,616

		4,794,073

	Specialty Retail — 5.9%
14,760	Best Buy Co., Inc.	1,107,443
6,300	Home Depot, Inc. (The)[1]	1,244,376
9,580	Lowe’s Cos., Inc.	951,677
12,220	Ross Stores, Inc.	1,068,395
11,240	TJX Cos., Inc. (The)	1,093,202

		5,465,093

	Technology Hardware, Storage & Peripherals — 3.1%
71,540	Hewlett Packard Enterprise Co.	1,104,578
19,400	HP, Inc.	447,752
16,660	NetApp, Inc.[1]	1,291,483

		2,843,813

	Textiles, Apparel & Luxury Goods — 1.4%
19,120	Michael Kors Holdings, Ltd.[1,2]	1,275,878

See Notes to Schedules of Portfolio Investments

39

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 1.2%
18,820	WESCO International, Inc.[2]	$1,148,020

	TOTAL COMMON STOCKS (Cost $89,278,095)	117,676,989

Face Amount

REPURCHASE AGREEMENT* — 0.7%
$607,421	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $607,427, due 8/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $585,000, coupon rate of 0.375%, due 7/15/2023 market value of $621,873)	607,421

	TOTAL REPURCHASE AGREEMENT (Cost $607,421)	607,421

TOTAL LONG INVESTMENTS (Cost $89,885,516)	128.1%	$118,284,410

Shares

COMMON STOCKS SOLD SHORT* — (28.1)%
	Aerospace &Defense — (0.3)%
(1,500)	General Dynamics Corp.	(299,640)

	Air Freight & Logistics — (1.1)%
(4,140)	CH Robinson Worldwide, Inc.	(381,832)
(1,400)	FedEx Corp.	(344,218)
(2,520)	United Parcel Service, Inc. — Class B	(302,123)

		(1,028,173)

	Banks — (3.3)%
(4,420)	Ameris Bancorp	(205,972)
(6,600)	Bank OZK	(269,940)
(4,540)	CIT Group, Inc.	(240,302)
(3,480)	First Republic Bank	(344,033)
(21,380)	Fulton Financial Corp.	(370,943)
(19,800)	Old National Bancorp	(385,110)
(5,060)	Pinnacle Financial Partners, Inc.	(316,250)
(2,920)	Signature Bank	(320,353)
(3,160)	South State Corp.	(264,492)
(8,960)	Union Bankshares Corp.	(362,970)

		(3,080,365)

	Beverages — (0.8)%
(5,900)	Coca-Cola Co. (The)	(275,117)
(3,720)	PepsiCo, Inc.	(427,800)

		(702,917)

	Building Products — (0.4)%
(1,520)	Lennox International, Inc.	(329,962)

	Capital Markets — (0.5)%
(1,020)	Goldman Sachs Group, Inc. (The)	(242,179)
(1,280)	MarketAxess Holdings, Inc.	(248,025)

		(490,204)

	Chemicals — (1.2)%
(2,780)	International Flavors & Fragrances, Inc.	(369,073)
(900)	NewMarket Corp.	(368,496)

See Notes to Schedules of Portfolio Investments

40

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Chemicals — (Continued)
(800)	Sherwin-Williams Co. (The)	$(352,584)

		(1,090,153)

	Commercial Services & Supplies — (1.6)%
(4,700)	Clean Harbors, Inc.[2]	(267,571)
(6,660)	Healthcare Services Group, Inc.	(268,132)
(6,320)	HNI Corp.	(273,466)
(5,580)	Rollins, Inc.	(306,565)
(4,680)	Stericycle, Inc.[2]	(326,945)

		(1,442,679)

	Construction & Engineering — (0.4)%
(7,600)	Fluor Corp.	(389,500)

	Construction Materials — (0.7)%
(3,420)	Eagle Materials, Inc.	(339,777)
(2,420)	Vulcan Materials Co.	(271,040)

		(610,817)

	Distributors — (0.3)%
(2,920)	Genuine Parts Co.	(284,145)

	Electrical Equipment — (0.2)%
(1,100)	Acuity Brands, Inc.	(152,933)

	Electronic Equipment, Instruments & Components — (1.5)%
(3,120)	Amphenol Corp. — Class A	(291,751)
(6,600)	Cognex Corp.	(348,348)
(5,840)	Dolby Laboratories, Inc. — Class A	(376,388)
(8,700)	National Instruments Corp.	(381,147)

		(1,397,634)

	Equity Real Estate Investment Trusts — (3.3)%
(8,120)	Acadia Realty Trust	(219,890)
(1,900)	AvalonBay Communities, Inc. REIT	(336,015)
(3,000)	Digital Realty Trust, Inc.	(364,260)
(900)	Equinix, Inc.	(395,352)
(1,900)	Federal Realty Investment Trust	(238,450)
(1,220)	Public Storage	(265,752)
(3,360)	Realty Income Corp.	(187,387)
(1,980)	SBA Communications Corp.[2]	(313,335)
(3,000)	SL Green Realty Corp.	(309,330)
(3,500)	Ventas, Inc.	(197,330)
(2,900)	Vornado Realty Trust	(208,568)

		(3,035,669)

	Food & Staples Retailing — (0.7)%
(3,320)	Casey’s General Stores, Inc.	(363,142)
(3,300)	PriceSmart, Inc.	(269,775)

		(632,917)

	Health Care Equipment & Supplies — (1.1)%
(1,380)	Cooper Cos., Inc. (The)	(359,490)
(5,920)	DENTSPLY SIRONA, Inc.	(284,811)
(3,840)	Medtronic PLC	(346,483)

		(990,784)

	Hotels, Restaurants & Leisure — (1.8)%
(700)	Chipotle Mexican Grill, Inc.[2]	(303,562)
(2,940)	Jack in the Box, Inc.	(247,666)

See Notes to Schedules of Portfolio Investments

41

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
(2,200)	McDonald’s Corp.	$(346,588)
(12,280)	MGM Resorts International	(385,223)
(4,540)	Yum! Brands, Inc.	(359,977)

		(1,643,016)

	Household Durables — (1.0)%
(1,580)	Mohawk Industries, Inc.[2]	(297,609)
(12,980)	Newell Brands, Inc.	(339,946)
(2,300)	Whirlpool Corp.	(301,530)

		(939,085)

	Household Products — (0.8)%
(2,520)	Clorox Co. (The)	(340,628)
(5,840)	Colgate-Palmolive Co.	(391,339)

		(731,967)

	Industrial Conglomerates — (0.6)%
(1,660)	3M Co.	(352,451)
(17,580)	General Electric Co.	(239,616)

		(592,067)

	Insurance — (1.0)%
(3,940)	American International Group, Inc.	(217,527)
(3,720)	Cincinnati Financial Corp.	(281,343)
(1,720)	Erie Indemnity Co. — Class A	(213,693)
(4,120)	Mercury General Corp.	(211,892)

		(924,455)

	IT Services — (0.9)%
(6,860)	Black Knight, Inc.[2]	(354,319)
(2,020)	Gartner, Inc.[2]	(273,568)
(1,300)	International Business Machines Corp.	(188,409)

		(816,296)

	Leisure Equipment & Products — (0.3)%
(2,940)	Hasbro, Inc.	(292,853)

	Machinery — (0.8)%
(7,300)	Donaldson Co., Inc.	(348,210)
(4,560)	Woodward, Inc.	(379,438)

		(727,648)

	Media — (0.2)%
(6,460)	Sinclair Broadcast Group, Inc. — Class A	(166,668)

	Pharmaceuticals — (0.2)%
(2,167)	Perrigo Co. PLC	(174,487)

	Professional Services — (0.3)%
(2,100)	Equifax, Inc.	(263,550)

	Road & Rail — (0.4)%
(880)	AMERCO	(331,830)

	Semiconductors & Semiconductor Equipment — (0.8)%
(4,900)	Qorvo, Inc.[2]	(400,624)
(6,040)	QUALCOMM, Inc.	(387,104)

		(787,728)

	Software — (0.3)%
(2,400)	Autodesk, Inc.[2]	(308,256)

See Notes to Schedules of Portfolio Investments

42

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Specialty Retail — (1.0)%
(2,740)	Advance Auto Parts, Inc.	$(386,970)
(5,080)	CarMax, Inc.[2]	(379,374)
(5,280)	L Brands, Inc.	(167,218)

		(933,562)

	Thrifts & Mortgage Finance — (0.3)%
(9,680)	Flagstar Bancorp, Inc.[2]	(329,604)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(26,452,685))	(25,921,564)

TOTAL SHORT INVESTMENTS (Proceeds $(26,452,685))	(28.1)%	$(25,921,564)

TOTAL INVESTMENTS (Cost $63,432,831)	100.0%	$92,362,846

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(5,108)

NET ASSETS	100.0%	$92,357,738

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $32,105,575.
[2]	Non income-producing security.

See Notes to Schedules of Portfolio Investments

43

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.8%
	Aerospace & Defense — 8.5%
24,973	Boeing Co. (The)	$8,897,880
33,996	Raytheon Co.	6,732,228
33,169	United Technologies Corp.	4,502,360

		20,132,468

	Banks — 7.2%
52,064	JPMorgan Chase & Co.	5,984,757
37,219	PNC Financial Services Group, Inc. (The)	5,390,428
96,668	Wells Fargo & Co.	5,538,109

		16,913,294

	Beverages — 1.9%
38,358	PepsiCo, Inc.	4,411,170

	Biotechnology — 4.6%
17,401	Biogen, Inc.	5,818,372
66,096	Gilead Sciences, Inc.	5,144,252

		10,962,624

	Capital Markets — 3.5%
148,089	Invesco, Ltd.	3,996,922
39,264	Northern Trust Corp.	4,288,414

		8,285,336

	Communications Equipment — 2.8%
157,959	Cisco Systems, Inc.	6,680,086

	Consumer Finance — 3.1%
26,568	American Express Co.	2,644,047
64,592	Discover Financial Services	4,612,515

		7,256,562

	Electrical Equipment — 3.0%
92,494	AMETEK, Inc.	7,196,033

	Electronic Equipment, Instruments & Components — 1.6%
40,316	Amphenol Corp. — Class A	3,769,949

	Energy Equipment & Services — 2.9%
98,083	Halliburton Co.	4,160,681
41,589	Schlumberger, Ltd.	2,808,089

		6,968,770

	Food & Staples Retailing — 1.4%
38,377	Walmart, Inc.	3,424,380

	Food Products — 1.6%
92,625	Campbell Soup Co.[1]	3,788,363

	Health Care Equipment & Supplies — 4.7%
81,423	Abbott Laboratories	5,336,463
164,117	Smith & Nephew PLC, Sponsored ADR	5,762,148

		11,098,611

	Health Care Providers & Services — 2.4%
32,136	Laboratory Corp. of America Holdings[2]	5,634,726

	Household Products — 2.2%
79,255	Colgate-Palmolive Co.	5,310,878

	Insurance — 2.0%
33,317	Chubb, Ltd.	4,655,051

See Notes to Schedules of Portfolio Investments

44

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Internet & Catalog Retail — 2.7%
3,151	Booking Holdings, Inc.[2]	$6,392,497

	Internet Software & Services — 3.8%
7,374	Alphabet, Inc. — Class C2	8,976,075

	IT Services — 12.6%
30,508	Accenture PLC — Class A	4,860,840
71,728	Cognizant Technology Solutions Corp. — Class A	5,845,832
31,770	Gartner, Inc.[1,2]	4,302,611
57,043	Global Payments, Inc.	6,421,330
41,555	Mastercard, Inc. — Class A	8,227,890

		29,658,503

	Life Sciences Tools & Services — 2.1%
24,802	Waters Corp.[2]	4,892,691

	Machinery — 1.8%
24,489	Parker-Hannifin Corp.	4,139,866

	Media — 1.8%
62,369	Omnicom Group, Inc.[1]	4,292,858

	Multi-line Retail — 3.8%
46,155	Dollar General Corp.	4,530,114
47,822	Dollar Tree, Inc.[2]	4,365,192

		8,895,306

	Oil, Gas & Consumable Fuels — 2.3%
43,403	Chevron Corp.	5,480,497

	Pharmaceuticals — 2.4%
56,857	Eli Lilly & Co.	5,618,040

	Software — 3.1%
153,155	Oracle Corp.	7,302,430

	Specialty Retail — 2.7%
32,052	Home Depot, Inc. (The)	6,330,911

	Technology Hardware, Storage & Peripherals — 4.3%
52,875	Apple, Inc.	10,061,584

	Textiles, Apparel & Luxury Goods — 2.0%
44,501	Carter’s, Inc.	4,665,040

	TOTAL COMMON STOCKS (Cost $135,479,329)	233,194,599

Face Amount

REPURCHASE AGREEMENT* — 1.3%
$3,009,324	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $3,009,353, due 8/1/18, (collateralized by a U.S. Treasury Note with a par value of $3,245,000, coupon rate of 1.500%, due 3/31/2023, market value of $3,071,594)	3,009,324

	TOTAL REPURCHASE AGREEMENT (Cost $3,009,324)	3,009,324

See Notes to Schedules of Portfolio Investments

45

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.5%
8,281,738	State Street Navigator Securities Lending Government Money Market Portfolio	$8,281,738

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $8,281,738)	8,281,738

TOTAL INVESTMENTS (Cost $146,770,391)	103.6%	$244,485,661

LIABILITIES IN EXCESS OF OTHER ASSETS	(3.6)	(8,424,962)

NET ASSETS	100.0%	$236,060,699

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.

Abbreviations:

ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 97.1%
	Advertising — 0.8%
1,486,648	Outfront Media, Inc.	$31,591,270

	Aerospace & Defense — 0.9%
700,677	AAR Corp.	33,219,097

	Automotive — 1.7%
2,579,270	American Axle & Manufacturing Holdings, Inc.[1]	43,125,394
252,119	LCI Industries	23,182,342

		66,307,736

	Banking — 14.8%
963,982	Chemical Financial Corp.	54,754,178
368,291	Eagle Bancorp, Inc.[1]	19,906,128
787,253	FCB Financial Holdings, Inc. — Class A1	40,149,903
470,868	First Interstate BancSystem, Inc. — Class A	20,317,954
921,963	First Midwest Bancorp, Inc.	24,588,753
5,609,636	FNB Corp.	71,971,630
1,219,808	Great Western Bancorp, Inc.	51,048,965
2,005,825	Home BancShares, Inc.	46,515,082
1,746,291	Hope Bancorp, Inc.	29,302,763
786,016	LegacyTexas Financial Group, Inc.	34,451,081
1,972,510	Umpqua Holdings Corp.	42,014,463
1,487,993	United Community Banks, Inc.	44,684,430
800,847	Western Alliance Bancorp[1]	45,424,042
627,007	Wintrust Financial Corp.	55,007,324

		580,136,696

	Building Materials — 3.4%
2,351,871	Builders FirstSource, Inc.[1]	42,169,047
562,322	EMCOR Group, Inc.	43,270,678
368,291	US Concrete, Inc.[1,2]	18,598,695
1,140,712	US Silica Holdings, Inc.	30,753,596

		134,792,016

	Chemicals — 1.2%
646,362	Trinseo SA	48,283,241

	Commercial Services — 4.8%
837,457	Aaron’s, Inc.	36,270,263
763,770	AMN Healthcare Services, Inc.[1]	46,208,085
490,642	ASGN, Inc.[1]	44,304,972
512,023	Etsy, Inc.[1]	20,921,260
633,147	Korn/Ferry International	41,775,039

		189,479,619

	Communications — 2.9%
1,038,134	ARRIS International PLC[1]	26,223,265
2,758,031	Iridium Communications, Inc.[1,2]	47,713,936
617,681	NETGEAR, Inc.[1]	40,674,294

		114,611,495

	Computer Software & Processing — 3.0%
293,373	CACI International, Inc. — Class A1	51,398,950
1,041,843	Verint Systems, Inc.[1]	46,778,751
802,029	Web.com Group, Inc.[1]	20,171,029

		118,348,730

	Computers & Information — 1.7%
1,080,155	Electronics for Imaging, Inc.[1]	36,854,889

See Notes to Schedules of Portfolio Investments

47

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Computers & Information — (Continued)
530,682	Omnicell, Inc.[1]	$31,575,579

		68,430,468

	Diversified Financial Services — 0.9%
1,060,988	Blucora, Inc.[1]	36,869,333

	Electric Utilities — 2.5%
338,630	ALLETE, Inc.	26,253,984
511,653	IDACORP, Inc.	48,218,179
462,217	Ormat Technologies, Inc.	25,075,272

		99,547,435

	Electrical Equipment — 1.0%
469,632	EnerSys	38,542,698

	Electronics — 5.7%
844,103	Diodes, Inc.[1]	31,366,868
1,385,416	Finisar Corp.[1,2]	23,344,260
956,567	Integrated Device Technology, Inc.[1]	32,934,602
1,815,500	MaxLinear, Inc.[1,2]	31,426,305
1,009,710	Mercury Systems, Inc.[1]	42,135,198
2,335,573	TTM Technologies, Inc.[1]	40,545,547
1,282,839	Xperi Corp.	21,359,269

		223,112,049

	Entertainment & Leisure — 1.7%
2,417,692	Callaway Golf Co.	46,516,394
851,517	Camping World Holdings, Inc. — Class A2	18,878,132

		65,394,526

	Financial Services — 4.1%
410,050	Evercore, Inc. — Class A	46,335,650
1,883,473	Hudson Pacific Properties, Inc.	64,527,785
1,335,981	Pebblebrook Hotel Trust	51,502,068

		162,365,503

	Forest Products & Paper — 3.8%
737,818	Beacon Roofing Supply, Inc.[1]	31,047,381
683,407	Boise Cascade Co.	29,557,353
3,518,536	Graphic Packaging Holding Co.	51,124,328
540,743	Masonite International Corp.[1]	36,905,710

		148,634,772

	Health Care Providers — 1.9%
920,726	Acadia Healthcare Co., Inc.[1]	36,350,262
1,151,835	Tivity Health, Inc.[1,2]	38,816,840

		75,167,102

	Heavy Construction — 3.4%
889,819	Granite Construction, Inc.	48,005,735
1,059,145	MasTec, Inc.[1]	49,303,200
2,684,320	TRI Pointe Group, Inc.[1]	38,036,814

		135,345,749

	Heavy Machinery — 3.4%
1,438,102	Brooks Automation, Inc.	43,977,159
562,322	Dycom Industries, Inc.[1]	50,136,630
1,070,268	Entegris, Inc.	37,619,920

		131,733,709

See Notes to Schedules of Portfolio Investments

48

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Home Construction, Furnishings & Appliances — 1.0%
330,210	Helen of Troy, Ltd.[1]	$37,825,556

	Household Products — 1.8%
747,705	Apogee Enterprises, Inc.	37,953,506
1,454,624	Ferro Corp.[1]	32,758,132

		70,711,638

	Industrial — Diversified — 0.8%
642,655	Hillenbrand, Inc.	32,261,281

	Insurance — 1.3%
2,706,565	Radian Group, Inc.	51,830,720

	Lodging — 2.4%
1,339,183	Boyd Gaming Corp.	50,018,485
1,315,425	Penn National Gaming, Inc.[1]	42,159,371

		92,177,856

	Media — Broadcasting & Publishing — 2.1%
572,209	Nexstar Media Group, Inc. — Class A	42,600,960
1,573,268	Sinclair Broadcast Group, Inc. — Class A	40,590,314

		83,191,274

	Medical Supplies — 4.7%
861,767	BioTelemetry, Inc.[1]	45,242,768
120,295	ICU Medical, Inc.[1]	34,500,606
652,446	Integra LifeSciences Holdings Corp.[1]	40,666,959
441,207	Merit Medical Systems, Inc.[1]	23,957,540
222,458	NuVasive, Inc.[1]	12,913,687
1,107,831	Wright Medical Group N.V.[1,2]	28,172,142

		185,453,702

	Miscellaneous — 1.7%
990,715	B&G Foods, Inc.[2]	31,108,451
1,521,362	Columbia Property Trust, Inc.	35,265,171

		66,373,622

	Oil & Gas — 6.0%
4,954,622	Callon Petroleum Co.[1,2]	53,311,733
2,022,402	Carrizo Oil & Gas, Inc.[1]	56,991,288
293,770	Delek US Holdings, Inc.	15,663,816
3,029,130	Gulfport Energy Corp.[1]	34,865,286
1,328,565	Matador Resources Co.[1]	44,506,928
1,932,908	ProPetro Holding Corp.[1]	31,777,008

		237,116,059

	Pharmaceuticals — 4.4%
739,053	Emergent BioSolutions, Inc.[1]	40,167,531
2,722,913	Horizon Pharma PLC[1]	48,004,956
260,174	Ligand Pharmaceuticals, Inc.[1,2]	56,803,789
498,057	Supernus Pharmaceuticals, Inc.[1]	26,372,118

		171,348,394

	Restaurants — 2.3%
2,352,575	Bloomin’ Brands, Inc.	45,498,800
900,952	Dave & Buster’s Entertainment, Inc.[1]	44,281,791

		89,780,591

	Retailers — 1.5%
607,238	Five Below, Inc.[1]	58,999,244

See Notes to Schedules of Portfolio Investments

49

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Telecommunications — 2.5%
641,418	j2 Global, Inc.	$54,417,903
3,528,423	Vonage Holdings Corp.[1]	45,199,099

		99,617,002

	Textiles, Clothing & Fabrics — 1.0%
414,339	Oxford Industries, Inc.	38,168,909

	TOTAL COMMON STOCKS (Cost $3,201,946,567)	3,816,769,092

Face Amount

REPURCHASE AGREEMENT* — 3.0%
$115,674,719	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $115,675,843, due 8/1/18, (collateralized by a U.S. Treasury Notes with a par value of $119,735,000, coupon rate of 1.500%-2.500%, due 3/31/2023, market value of $117,991,614)	115,674,719

	TOTAL REPURCHASE AGREEMENT (Cost $115,674,719)	115,674,719

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.1%
122,408,354	State Street Navigator Securities Lending Government Money Market Portfolio	122,408,354

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $122,408,354)	122,408,354

TOTAL INVESTMENTS (Cost $3,440,029,640)	103.2%	$4,054,852,165

LIABILITIES IN EXCESS OF OTHER ASSETS	(3.2)	(125,281,137)

NET ASSETS	100.0%	$3,929,571,028

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

50

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.6%
	Automotive — 3.0%
7,849	Gentex Corp.	$182,097
1,635	Thor Industries, Inc.	155,080

		337,177

	Banking — 11.9%
4,503	East West Bancorp, Inc.	291,524
15,258	Huntington Bancshares, Inc.	235,583
5,603	PacWest Bancorp	281,383
2,544	Prosperity Bancshares, Inc.	178,462
6,989	Umpqua Holdings Corp.	148,866
3,128	Western Alliance Bancorp[1]	177,420

		1,313,238

	Chemicals — 5.3%
4,301	Berry Plastics Group, Inc.[1]	210,104
5,124	Chemours Co. (The)	234,731
4,257	Huntsman Corp.	142,737

		587,572

	Commercial Services — 5.8%
5,434	AECOM[1]	182,364
2,564	Total System Services, Inc.	234,708
2,693	Worldpay, Inc. — Class A1	221,338

		638,410

	Communications — 7.9%
4,390	ARRIS International PLC[1]	110,891
8,590	Ciena Corp.[1]	218,186
7,546	CommScope Holding Co., Inc.[1]	242,302
1,846	Harris Corp.	304,498

		875,877

	Computer Software & Processing — 1.4%
2,334	Amdocs, Ltd.	157,732

	Computers & Information — 1.3%
4,966	NCR Corp.[1]	138,651

	Electric Utilities — 3.8%
3,905	Evergy, Inc.	219,032
5,672	OGE Energy Corp.	205,553

		424,585

	Electronics — 3.6%
2,342	Arrow Electronics, Inc.[1]	177,617
6,377	Integrated Device Technology, Inc.[1]	219,560

		397,177

	Entertainment & Leisure — 1.6%
4,725	Gaming and Leisure Properties, Inc.	171,612

	Financial Services — 1.7%
11,324	Sunstone Hotel Investors, Inc.	184,242

	Forest Products & Paper — 2.3%
6,321	Masco Corp.	254,926

	Health Care Providers — 3.4%
2,149	Laboratory Corp. of America Holdings[1]	376,806

See Notes to Schedules of Portfolio Investments

51

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Heavy Construction — 5.1%
7,377	MasTec, Inc.[1]	$343,399
7,745	PulteGroup, Inc.	220,655

		564,054

	Heavy Machinery — 4.7%
3,120	Dycom Industries, Inc.[1]	278,179
4,285	ITT, Inc.	242,831

		521,010

	Industrial — 2.4%
2,890	Crane Co.	261,747

	Insurance — 7.0%
2,350	Lincoln National Corp.	160,035
9,022	Old Republic International Corp.	192,259
3,624	Voya Financial, Inc.	183,085
891	WellCare Health Plans, Inc.[1]	238,271

		773,650

	Media — Broadcasting & Publishing — 1.8%
17,632	TEGNA, Inc.	194,481

	Medical Supplies — 1.3%
895	Coherent, Inc.[1,2]	141,464

	Metals & Mining — 4.7%
4,446	Belden, Inc.[2]	287,878
4,966	Steel Dynamics, Inc.	233,849

		521,727

	Oil & Gas — 6.9%
2,237	Andeavor	335,684
4,664	Antero Resources Corp.[1]	95,799
8,808	Patterson-UTI Energy, Inc.	151,498
5,430	TechnipFMC PLC	176,746

		759,727

	Real Estate — 1.7%
10,167	Apple Hospitality REIT, Inc.	182,904

	Restaurants — 1.7%
1,794	Darden Restaurants, Inc.	191,850

	Retailers — 1.7%
5,414	Dick’s Sporting Goods, Inc.	184,834

	Textiles, Clothing & Fabrics — 2.6%
2,745	Carter’s, Inc.	287,758

	Transportation — 4.0%
843	Huntington Ingalls Industries, Inc.	196,461
1,709	Old Dominion Freight Line, Inc.	250,881

		447,342

	TOTAL COMMON STOCKS (Cost $8,931,876)	10,890,553

See Notes to Schedules of Portfolio Investments

52

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Face Amount		Value

REPURCHASE AGREEMENT* — 1.5%
$168,543	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $168,545, due 8/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $165,000, coupon rate of 0.375%, due 07/15/2023, market value of $175,400)	$168,543

	TOTAL REPURCHASE AGREEMENT (Cost $168,543)	168,543

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.0%
438,672	State Street Navigator Securities Lending Government Money Market Portfolio	438,672

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $438,672)	438,672

TOTAL INVESTMENTS (Cost $9,539,091)	104.1%	$11,497,768

LIABILITIES IN EXCESS OF OTHER ASSETS	(4.1)	(452,361)

NET ASSETS	100.0%	$11,045,407

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

53

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 99.7%
	Advertising — 2.5%
11,595	Lamar Advertising Co. — Class A	$853,740
15,145	Omnicom Group, Inc.[1]	1,042,430

		1,896,170

	Airlines — 2.8%
4,700	FedEx Corp.	1,155,589
16,605	Southwest Airlines Co.	965,747

		2,121,336

	Automotive — 1.1%
18,110	BorgWarner, Inc.	833,422

	Banking — 7.7%
12,620	Capital One Financial Corp.	1,190,318
29,745	Citigroup, Inc.	2,138,368
30,130	Citizens Financial Group, Inc.	1,198,571
70,855	Regions Financial Corp.	1,318,612

		5,845,869

	Beverages, Food & Tobacco — 5.0%
18,195	Altria Group, Inc.	1,067,683
22,870	Archer-Daniels-Midland Co.	1,103,706
7,460	JM Smucker Co. (The)	828,955
13,525	Tyson Foods, Inc. — Class A	779,716

		3,780,060

	Chemicals — 1.2%
8,430	LyondellBasell Industries N.V. — Class A	933,960

	Computer Software & Processing — 1.5%
24,520	Oracle Corp.	1,169,114

	Computers & Information — 1.4%
7,180	International Business Machines Corp.	1,040,597

	Electric Utilities — 5.6%
14,445	American Electric Power Co., Inc.	1,027,617
11,830	Entergy Corp.	961,542
27,800	Exelon Corp.	1,181,500
20,740	Public Service Enterprise Group, Inc.	1,069,355

		4,240,014

	Electronics — 3.7%
40,630	Intel Corp.	1,954,303
8,985	TE Connectivity, Ltd.	840,727

		2,795,030

	Financial Services — 11.3%
5,370	Affiliated Managers Group, Inc.	859,254
12,086	Ameriprise Financial, Inc.	1,760,568
93,570	Bank of America Corp.	2,889,441
16,405	Prologis, Inc.	1,076,496
4,580	Public Storage	997,661
10,930	Raymond James Financial, Inc.	1,001,079

		8,584,499

	Forest Products & Paper — 1.9%
12,730	International Paper Co.	683,983
6,505	Packaging Corp. of America	734,414

		1,418,397

See Notes to Schedules of Portfolio Investments

54

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers — 1.7%
7,505	Laboratory Corp. of America Holdings[2]	$1,315,927

	Heavy Machinery — 3.9%
4,900	Caterpillar, Inc.	704,620
6,105	Cummins, Inc.	871,855
16,780	Eaton Corp. PLC	1,395,593

		2,972,068

	Insurance — 11.3%
36,445	Aflac, Inc.	1,696,150
11,440	Allstate Corp. (The)	1,088,173
4,700	Anthem, Inc.	1,189,100
15,395	Lincoln National Corp.	1,048,400
19,335	Principal Financial Group, Inc.	1,122,977
12,385	Prudential Financial, Inc.	1,249,770
30,495	Unum Group	1,211,566

		8,606,136

	Medical Supplies — 1.3%
10,175	Ingersoll-Rand PLC	1,002,339

	Metals & Mining — 1.0%
23,790	Corning, Inc.	789,352

	Oil & Gas — 11.6%
19,470	Chevron Corp.	2,458,477
12,400	ConocoPhillips	894,908
36,085	Exxon Mobil Corp.	2,941,288
23,630	Halliburton Co.	1,002,385
12,910	Valero Energy Corp.	1,527,898

		8,824,956

	Pharmaceuticals — 10.3%
3,345	Biogen, Inc.	1,118,468
13,755	CVS Health Corp.	892,150
20,485	Johnson & Johnson	2,714,672
5,545	McKesson Corp.	696,452
61,325	Pfizer, Inc.	2,448,707

		7,870,449

	Real Estate Investment Trusts — 1.1%
14,515	Ventas, Inc.	818,356

	Retailers — 5.3%
15,185	Express Scripts Holding Co.[2]	1,206,600
15,540	Target Corp.	1,253,767
23,370	Walgreens Boots Alliance, Inc.	1,580,280

		4,040,647

	Technology — 2.1%
38,390	Cisco Systems, Inc.	1,623,513

	Telecommunications — 2.5%
59,467	AT&T, Inc.	1,901,160

	Telephone Systems — 1.0%
15,410	Verizon Communications, Inc.	795,772

See Notes to Schedules of Portfolio Investments

55

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Transportation — 0.9%
6,150	Royal Caribbean Cruises, Ltd.	$693,474

	TOTAL COMMON STOCKS (Cost $67,756,420)	75,912,617

Face Amount

REPURCHASE AGREEMENT* — 0.2%
$180,411	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $180,413, due 8/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $175,000, coupon rate of 0.375%, due 7/15/2023, market value of $186,030)	180,411

	TOTAL REPURCHASE AGREEMENT (Cost $180,411)	180,411

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.4%
1,056,364	State Street Navigator Securities Lending Government Money Market Portfolio	1,056,364

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,056,364)	1,056,364

TOTAL INVESTMENTS (Cost $68,993,195)	101.3%	$77,149,392

LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(995,216)

NET ASSETS	100.0%	$76,154,176

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.

See Notes to Schedules of Portfolio Investments

56

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — 98.9%
	Aerospace & Defense — 2.3%
1,375	Lockheed Martin Corp.	$448,388

	Air Freight & Logistics — 1.1%
1,835	United Parcel Service, Inc. — Class B	219,998

	Banks — 5.2%
7,310	BB&T Corp.	371,421
1,775	PNC Financial Services Group, Inc. (The)	257,074
5,245	SunTrust Banks, Inc.	378,007

		1,006,502

	Beverages — 1.5%
2,520	PepsiCo, Inc.	289,800

	Biotechnology — 4.8%
5,205	AbbVie, Inc.	480,057
2,260	Amgen, Inc.	444,203

		924,260

	Capital Markets — 4.6%
1,375	Ameriprise Financial, Inc.	200,296
640	BlackRock, Inc.	321,766
3,105	T Rowe Price Group, Inc.	369,744

		891,806

	Chemicals — 2.9%
1,835	Air Products & Chemicals, Inc.	301,252
3,905	RPM International, Inc.	251,365

		552,617

	Communications Equipment — 4.4%
13,555	Cisco Systems, Inc.	573,241
8,200	Corning, Inc.	272,076

		845,317

	Distributors — 1.7%
3,315	Genuine Parts Co.	322,583

	Diversified Telecommunication Services — 2.6%
6,551	AT&T, Inc.	209,435
5,665	Verizon Communications, Inc.	292,541

		501,976

	Electric Utilities — 1.2%
3,105	American Electric Power Co., Inc.	220,890

	Electrical Equipment — 1.4%
3,315	Eaton Corp. PLC	275,709

	Electronic Equipment, Instruments & Components — 2.2%
4,565	TE Connectivity, Ltd.	427,147

	Equity Real Estate Investment Trusts — 2.7%
4,355	Lamar Advertising Co. — Class A	320,658
925	Public Storage	201,493

		522,151

	Food Products — 2.9%
2,465	Hershey Co. (The)	242,088
8,880	Hormel Foods Corp.[1]	319,413

		561,501

See Notes to Schedules of Portfolio Investments

57

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 2.9%
2,920	Cardinal Health, Inc.	$145,854
3,830	Quest Diagnostics, Inc.	412,568

		558,422

	Hotels, Restaurants & Leisure — 3.1%
3,830	McDonald’s Corp.	603,378

	Household Products — 1.5%
2,520	Kimberly-Clark Corp.	286,927

	Industrial Conglomerates — 3.7%
2,405	3M Co.	510,630
1,245	Honeywell International, Inc.	198,764

		709,394

	Insurance — 4.2%
5,810	Aflac, Inc.	270,397
5,295	FNF Group	214,448
5,615	Principal Financial Group, Inc.	326,119

		810,964

	IT Services — 7.4%
1,785	Accenture PLC — Class A	284,404
3,430	International Business Machines Corp.	497,110
9,315	Paychex, Inc.	642,921

		1,424,435

	Leisure Equipment & Products — 1.3%
2,405	Hasbro, Inc.	239,562

	Machinery — 1.2%
1,375	Snap-on, Inc.	233,186

	Media — 1.5%
4,100	Omnicom Group, Inc.[1]	282,203

	Multi-Utilities — 2.2%
2,080	DTE Energy Co.	225,763
2,855	WEC Energy Group, Inc.	189,487

		415,250

	Oil, Gas & Consumable Fuels — 6.8%
3,125	Chevron Corp.	394,594
5,490	Exxon Mobil Corp.	447,490
3,905	Valero Energy Corp.	462,156

		1,304,240

	Pharmaceuticals — 7.0%
4,635	Johnson & Johnson	614,230
4,565	Merck & Co., Inc.	300,697
10,595	Pfizer, Inc.	423,058

		1,337,985

	Road & Rail — 1.0%
1,310	Union Pacific Corp.	196,356

	Semiconductors & Semiconductor Equipment — 7.6%
7,085	Intel Corp.	340,789
10,165	Maxim Integrated Products, Inc.	621,488
4,420	Texas Instruments, Inc.	492,034

		1,454,311

See Notes to Schedules of Portfolio Investments

58

THE GLENMEDE FUND, INC.

Equity Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Shares		Value

COMMON STOCKS* — (Continued)
	Software — 1.8%
3,245	Microsoft Corp.	$344,230

	Specialty Retail — 1.1%
1,045	Home Depot, Inc. (The)	206,408

	Textiles, Apparel & Luxury Goods — 1.9%
16,385	Hanesbrands, Inc.	364,730

	Tobacco — 1.2%
4,030	Altria Group, Inc.	236,480

	TOTAL COMMON STOCKS (Cost $17,470,160)	19,019,106

Face Amount

REPURCHASE AGREEMENT* — 1.3%
$246,304	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $246,306, due 8/1/18, (collateralized by a U.S. Treasury Bond with a par value of $270,000, coupon rate of 2.750%, due 8/15/2047, market value of $254,977)	246,304

	TOTAL REPURCHASE AGREEMENT (Cost $246,304)	246,304

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.2%
610,095	State Street Navigator Securities Lending Government Money Market Portfolio	610,095

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $610,095)	610,095

TOTAL INVESTMENTS (Cost $18,326,559)	103.4%	$19,875,505

LIABILITIES IN EXCESS OF OTHER ASSETS	(3.4)	(648,850)

NET ASSETS	100.0%	$19,226,655

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.

See Notes to Schedules of Portfolio Investments

59

THE GLENMEDE FUND, INC.

Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS* — 1.7%
22,100	SPDR S&P 500 ETF Trust[1]	$6,217,393
30,000	Vanguard S&P 500 ETF[1]	7,752,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	13,969,393

Face Amount

U.S. TREASURY BILL* — 15.6%
$128,000,000	U.S. Treasury Bill 1.957% due 10/11/18[1]	127,515,054

	TOTAL U.S. TREASURY BILL (Cost $127,515,054)	127,515,054

REPURCHASE AGREEMENT* — 1.1%
8,996,711	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $8,996,798, due 8/1/18, (collateralized by a U.S. Treasury Bond with a par value of $2,075,000, coupon rate of 2.750%, due 8/15/2047, market value of $1,959,543, by U.S. Treasury Inflation Indexed Note with a par value of $6,790,000, coupon rate of 0.375%, due 7/15/2023, market value of $7,217,980)	8,996,711

	TOTAL REPURCHASE AGREEMENT (Cost $8,996,711)	8,996,711

TOTAL PURCHASED OPTIONS (Cost $1,144,526,146)	143.5%	1,170,665,050

TOTAL INVESTMENTS (Cost $1,287,468,520)	161.9%	$1,321,146,208

LIABILITIES IN EXCESS OF OTHER ASSETS	(61.9)	(505,046,192)

NET ASSETS[2]	100.0%	$816,100,016

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $15,433,417 is held as collateral to secure the open written call and put options contracts.

See Notes to Schedules of Portfolio Investments

60

THE GLENMEDE FUND, INC.

Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	09/21/18 USD	6,460	$1,819,323,340	$1,169,873,700	$1,142,979,234	$26,894,466
PUTS:
S&P 500 Index	OCC**	2,000.00	09/21/18 USD	6,460	1,819,323,340	791,350	1,546,912	(755,562)

TOTAL PURCHASED OPTIONS					$3,638,646,680	$1,170,665,050	$1,144,526,146	$26,138,904

WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	09/21/18 USD	6,460	(1,819,323,340)	(526,845,300)	(502,511,966)	(24,333,334)
PUTS:
S&P 500 Index	OCC**	2,750.00	08/17/18 USD	1,100	(309,791,900)	(858,000)	(1,536,550)	678,550
S&P 500 Index	OCC**	2,850.00	08/17/18 USD	1,500	(422,443,500)	(6,187,500)	(8,275,149)	2,087,649
S&P 500 Index	OCC**	1,000.00	09/21/18 USD	6,460	(1,819,323,340)	(48,450)	(90,440)	41,990

TOTAL PUTS					$(2,551,558,740)	$(7,093,950)	$(9,902,139)	$2,808,189

TOTAL WRITTEN OPTIONS					$(4,370,882,080)	$(533,939,250)	$(512,414,105)	$(21,525,145)

**	The Options Clearing Corp.

See Notes to Schedules of Portfolio Investments

61

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Face Amount		Value

U.S. TREASURY BILL* — 29.6%
$1,700,000	U.S. Treasury Bill 1.957% due 10/11/18	$1,693,559

	TOTAL U.S. TREASURY BILL (Cost $1,693,559)	1,693,559

TOTAL PURCHASED OPTIONS (Cost $7,086,849)	126.5%	7,248,700

TOTAL INVESTMENTS (Cost $8,780,408)	156.1%	$8,942,259

LIABILITIES IN EXCESS OF OTHER ASSETS	(56.1)	(3,213,290)

NET ASSETS[1]	100.0%	$5,728,969

*	Percentages indicated are based on net assets.
[1]	Cash in the amount of $69,800 is held as collateral to secure the open written call and put options contracts.

See Notes to Schedules of Portfolio Investments

62

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Description	Counterparty	Exercise Price/ FX Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	09/21/18 USD	40	$11,265,160	$7,243,800	$7,077,271	$166,529
PUTS:
S&P 500 Index	OCC**	2,000.00	09/21/18 USD	40	11,265,160	4,900	9,578	(4,678)

TOTAL PURCHASED OPTIONS					$22,530,320	$7,248,700	$7,086,849	$161,851

WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	09/21/18 USD	40	(11,265,160)	(3,262,200)	(3,111,529)	(150,671)
PUTS:
iShares MSCI EAFE Index Fund	OCC**	69.00	08/17/18 USD	51	(350,625)	(2,346)	(5,685)	3,339
Russell 2000 Index	OCC**	1,650.00	08/17/18 USD	3	(501,240)	(3,210)	(2,385)	(825)
S&P 500 Index	OCC**	2,825.00	08/17/18 USD	9	(2,534,661)	(23,490)	(34,005)	10,515
iShares MSCI Emerging
Markets Fund	OCC**	49.00	09/21/18 USD	120	(538,320)	(50,100)	(44,339)	(5,761)
S&P 500 Index	OCC**	1,000.00	09/21/18 USD	40	(11,265,160)	(300)	(560)	260

TOTAL PUTS					$(15,190,006)	$(79,446)	$(86,974)	$7,528

TOTAL WRITTEN OPTIONS					$(26,455,166)	$(3,341,646)	$(3,198,503)	$(143,143)

**	The Options Clearing Corp.

See Notes to Schedules of Portfolio Investments

63

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Face Amount		Value

AGENCY NOTES* — 15.3%
	Federal Home Loan Bank — 3.1%
$15,000,000	2.750% due 12/13/24	$14,787,720

	Federal Home Loan Mortgage Corporation — 2.0%
10,000,000	2.375% due 1/13/22	9,838,530

	Federal National Mortgage Association — 10.2%
9,650,000	1.250% due 5/6/21[1]	9,263,132
10,000,000	2.000% due 10/5/22	9,640,010
10,000,000	2.625% due 9/6/24	9,785,540
7,960,000	2.125% due 4/24/26	7,412,678
10,000,000	6.625% due 11/15/30	13,323,790

		49,425,150

	TOTAL AGENCY NOTES (Cost $77,253,306)	74,051,400

MORTGAGE-BACKED SECURITIES*,2 — 26.2%

	Federal Home Loan Mortgage Corporation — 8.9%
1	# G00807, 9.500% due 3/1/21	1
80,552	# G12342, 5.500% due 8/1/21	82,248
27,413	# J03604, 5.500% due 10/1/21	27,947
14,718	# J03649, 5.500% due 10/1/21	14,978
36,324	# G12442, 6.000% due 11/1/21	37,433
49,413	# J03536, 5.500% due 11/1/21	49,830
34,359	# G18163, 5.500% due 1/1/22	35,333
124,561	# G13396, 5.500% due 12/1/23	128,711
48,239	# D78677, 8.000% due 3/1/27	49,367
134,685	# C00742, 6.500% due 4/1/29	149,172
4,732,687	# J38111, 3.000% due 12/1/32	4,686,135
12,003	# A57845, 7.000% due 2/1/37	12,020
41,811	# A68937, 6.000% due 11/1/37	45,737
309,767	# A69653, 5.500% due 12/1/37	331,660
364,267	# A73370, 5.000% due 2/1/38	387,551
370,674	# A90421, 4.500% due 12/1/39	388,384
449,776	# A92890, 4.500% due 7/1/40	471,331
1,717,058	# A97620, 4.500% due 3/1/41	1,799,328
2,933,109	# C03770, 3.500% due 2/1/42	2,929,028
1,381,721	# Q07651, 3.500% due 4/1/42	1,377,179
3,823,521	# Q41208, 3.500% due 6/1/46	3,797,286
13,471,880	# Q46279, 3.500% due 2/1/47	13,360,604
12,880,919	# Q47596, 4.000% due 4/1/47	13,112,074

		43,273,337

	Federal National Mortgage Association — 17.0%
1,506	# 740449, 5.500% due 9/1/18	1,504
3,950	# 255159, 5.500% due 3/1/19	3,957
1,194	# 125275, 7.000% due 3/1/24	1,251
514	# 313795, 9.500% due 1/1/25	515
747,040	# AH6827, 4.000% due 3/1/26	765,828
820,731	# AI1657, 4.000% due 4/1/26	841,532
1,088,969	# AB3900, 3.000% due 11/1/26	1,085,460
20,802	# 373328, 8.000% due 3/1/27	20,825
1,421,599	# AK4751, 3.000% due 4/1/27	1,417,009
15,960	# 390895, 8.000% due 6/1/27	16,099
3,050,094	# AO0533, 3.000% due 6/1/27	3,040,261
85,747	# 397602, 8.000% due 8/1/27	91,922
1,836	# 499335, 6.500% due 8/1/29	2,012
5,495	# 252806, 7.500% due 10/1/29	6,246
351	# 523497, 7.500% due 11/1/29	382

See Notes to Schedules of Portfolio Investments

64

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$7,770,804	# BC2462, 3.000% due 2/1/31	$7,703,937
2,062	# 588945, 7.000% due 6/1/31	2,199
56,684	# 607862, 7.000% due 9/1/31	60,134
8,033	# 656872, 6.500% due 8/1/32	8,800
17,323	# 687575, 7.000% due 2/1/33	17,437
247,055	# 789856, 6.000% due 8/1/34	270,077
67,352	# 829202, 5.000% due 7/1/35	71,883
134,920	# 826586, 5.000% due 8/1/35	144,058
30,022	# 256216, 7.000% due 4/1/36	33,997
141,418	# 898412, 5.000% due 10/1/36	150,762
16,290	# 910894, 5.000% due 2/1/37	17,214
20,491	# 912456, 6.500% due 3/1/37	22,449
421,233	# 973241, 5.000% due 3/1/38	446,324
130,072	# 975593, 5.000% due 6/1/38	138,385
138,618	# 257573, 5.500% due 2/1/39	148,946
540,035	# AD7128, 4.500% due 7/1/40	565,948
4,905,622	# AH1568, 4.500% due 12/1/40	5,141,391
2,345,943	# AH6991, 4.000% due 1/1/41	2,400,489
1,492,621	# AH4004, 4.500% due 3/1/41	1,560,895
1,341,107	# AH8351, 4.000% due 3/1/41	1,372,288
1,000,827	# AJ1315, 4.000% due 9/1/41	1,025,253
1,384,152	# AI8779, 4.000% due 11/1/41	1,416,373
2,468,733	# AJ5958, 4.000% due 12/1/41	2,526,205
987,944	# AK5070, 3.500% due 3/1/42	982,527
3,938,160	# AK5426, 3.500% due 3/1/42	3,934,246
6,846,488	# AT7682, 3.500% due 6/1/43	6,824,843
6,259,387	# AS6326, 3.500% due 12/1/45	6,220,212
6,954,005	# AS6881, 3.500% due 3/1/46	6,910,483
6,967,807	# BC0960, 4.000% due 6/1/46	7,082,169
8,427,107	# AS8966, 4.000% due 3/1/47	8,571,144
8,847,280	# AS9988, 4.500% due 7/1/47	9,180,177

		82,246,048

	Government National Mortgage Association — 0.3%
11,714	# 460389, 7.000% due 5/15/28	11,731
6,956	# 464049, 7.000% due 7/15/28	7,269
12,888	# 476259, 7.000% due 8/15/28	12,907
9,257	# 485264, 7.500% due 2/15/31	9,379
19,303	# 559304, 7.000% due 9/15/31	20,792
267,005	# 651859, 5.000% due 6/15/36	284,126
198,210	# 782150, 5.500% due 4/15/37	214,947
30,880	# 662521, 6.000% due 8/15/37	33,495
72,852	# 677545, 6.000% due 11/15/37	79,691
130,158	# 676291, 6.000% due 12/15/37	143,650
70,094	# 685836, 5.500% due 4/15/38	75,323
434,765	# 698235, 5.000% due 6/15/39	462,700
126,000	# 716655, 5.000% due 8/15/39	131,537

		1,487,547

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $130,570,708)	127,006,932

CORPORATE NOTES* — 46.5%

	Automotive — 1.8%
2,000,000	American Honda Finance Corp., 2.650% due 2/12/21	1,976,715
2,000,000	American Honda Finance Corp., 3.450% due 7/14/23	2,002,704

See Notes to Schedules of Portfolio Investments

65

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — (Continued)
	Automotive — (Continued)
$5,000,000	Toyota Motor Credit Corp., 2.000% due 10/24/18	$4,995,566

		8,974,985

	Banking — 6.9%
10,000,000	Bank of America Corp., 7.625% due 6/1/19	10,390,954
7,000,000	Branch Banking & Trust Co., 3.625% due 9/16/25	6,907,187
10,000,000	PNC Bank NA, 2.625% due 2/17/22	9,730,892
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,322,669

		33,351,702

	Beverages, Food & Tobacco — 5.1%
5,000,000	Coca-Cola Co. (The), 2.875% due 10/27/25	4,799,592
6,000,000	Coca-Cola Co. (The), 2.250% due 9/1/26	5,433,198
9,000,000	PepsiCo, Inc., 3.000% due 8/25/21	9,012,655
5,000,000	PepsiCo, Inc., 4.875% due 11/1/40	5,619,142

		24,864,587

	Communications — 5.4%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	15,490,707
11,100,000	Cisco Systems, Inc., 2.200% due 9/20/23[1]	10,517,459

		26,008,166

	Computer Software & Processing — 8.2%
11,250,000	Apple, Inc., 4.500% due 2/23/36	12,237,423
9,650,000	International Business Machines Corp., 3.450% due 2/19/26[1]	9,531,932
8,000,000	Microsoft Corp., 3.450% due 8/8/36	7,705,293
10,750,000	Oracle Corp., 2.400% due 9/15/23	10,265,045

		39,739,693

	Electronics — 2.7%
5,000,000	Applied Materials, Inc., 3.900% due 10/1/25	5,064,941
8,000,000	Intel Corp., 3.300% due 10/1/21	8,079,137

		13,144,078

	Financial — 2.2%
4,418,000	JPMorgan Chase & Co., 4.950% due 3/25/20	4,549,467
5,000,000	JPMorgan Chase & Co., 6.400% due 5/15/38	6,224,878

		10,774,345

See Notes to Schedules of Portfolio Investments

66

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — (Continued)
	Heavy Machinery — 1.2%
$5,700,000	John Deere Capital Corp., 2.800% due 3/4/21	$5,655,602

	Industrial — 2.1%
10,000,000	Caterpillar Financial Services Corp., 7.050% due 10/1/18	10,073,490

	Insurance — 5.6%
6,500,000	Aflac, Inc., 2.400% due 3/16/20	6,437,395
10,000,000	Berkshire Hathaway Finance Corp., 4.250% due 1/15/21	10,296,021
10,000,000	MetLife, Inc., 7.717% due 2/15/19	10,265,000

		26,998,416

	Pharmaceuticals — 2.6%
7,000,000	Johnson & Johnson, 4.850% due 5/15/41[1]	7,941,987
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	4,816,288

		12,758,275

	Retailers — 2.7%
6,000,000	Target Corp., 3.500% due 7/1/24[1]	6,039,755
5,325,000	Target Corp., 7.000% due 1/15/38	7,135,521

		13,175,276

	TOTAL CORPORATE NOTES (Cost $229,680,474)	225,518,615

U.S. TREASURY NOTES/BONDS* — 10.6%
15,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	17,385,351
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	6,389,453
5,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	5,045,703
2,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	2,233,828
5,000,000	U.S. Treasury Bonds, 2.750% due 8/15/47	4,678,906
10,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	9,969,141
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	5,662,266

	TOTAL U.S. TREASURY NOTES/BONDS (Cost $53,458,255)	51,364,648

REPURCHASE AGREEMENT* — 2.0%
9,868,360	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $9,868,456, due 8/1/18, (collateralized by a U.S. Treasury Notes with a par value of $10,105,000, coupon rate of 2.500% - 2.625%, due 2/28/2023 - 3/31/2023, market value of $10,066,552)	9,868,360

	TOTAL REPURCHASE AGREEMENT (Cost $9,868,360)	9,868,360

See Notes to Schedules of Portfolio Investments

67

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.8%
18,304,090	State Street Navigator Securities Lending Government Money Market Portfolio	$18,304,090

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $18,304,090)	18,304,090

TOTAL INVESTMENTS (Cost $519,135,193)	104.4%	$506,114,045

LIABILITIES IN EXCESS OF OTHER ASSETS	(4.4)	(21,131,245)

NET ASSETS	100.0%	$484,982,800

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at July 31, 2018.

See Notes to Schedules of Portfolio Investments

68

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Face Amount		Value

CORPORATE NOTES* — 6.0%
	Automotive — 1.1%
$300,000	Ford Motor Credit Co. LLC, 3.336% due 3/18/21	$296,778

	Financial — 3.3%
100,000	Bank of America Corp., 5.490% due 3/15/19	101,583
300,000	Goldman Sachs Group, Inc., 7.500% due 2/15/19	307,742
500,000	JPMorgan Chase & Co., (3M USD LIBOR + 3.00%), 5.809% due 12/29/49[1]	502,200

		911,525

	Oil & Gas — 0.7%
200,000	Apache Corp., 6.900% due 9/15/18	201,014

	Retailers — 0.9%
250,000	Best Buy Co., Inc., 5.000% due 8/1/18	250,000

	TOTAL CORPORATE NOTES (Cost $1,659,504)	1,659,317

MUNICIPAL BONDS* — 90.5%

	Alabama — 1.9%
250,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	266,207
250,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	260,738

		526,945

	Alaska — 3.5%
300,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	319,116
400,000	North Slope Boro, AK, General Obligation Unlimited, Series B, 5.000% due 6/30/20	424,788
200,000	Valdez, AK, Marine Terminal Revenue, Revenue Bonds, Refunding, Series B, (SPA : British Petroleum PLC), 5.000% due 1/1/21	214,116

		958,020

	Arizona — 1.6%
400,000	Yuma, AZ, Municipal Property Corp., Excise Tax Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/22	444,316

	California — 3.4%
400,000	California State, General Obligation Unlimited, Refunding, 5.000% due 8/1/20	427,692
210,000	La Quinta, CA, Financing Authority, Local Agency Revenue, Tax Allocation, Series A, Prerefunded 9/1/20 @ 100, 7.900% due 9/1/31	231,752
250,000	San Diego, CA, Redevelopment Agency Tax Allocation Revenue, Series A, Prerefunded 9/1/20 @ 100, 7.750% due 9/1/40	273,862

		933,306

	Colorado — 1.5%
250,000	Trinidad, CO, School District No. 1, General Obligation Unlimited, Refunding, (State Aid Withholding), 4.000% due 12/1/18	252,148

See Notes to Schedules of Portfolio Investments

69

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$150,000	Weld County, CO, Reorganized School District No. RE-8, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/20	$157,812

		409,960

	Delaware — 0.7%
205,000	Delaware State, Transportation Authority, Grant Anticipation Bonds, Revenue Bonds, 5.000% due 3/1/19	209,082

	Florida — 2.7%
325,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/19	334,129
400,000	Hillsborough County, FL, General Obligation Unlimited, (NPFG Insured), 5.000% due 7/1/20	425,372

		759,501

	Georgia — 1.3%
350,000	Georgia State, Road & Tollway Authority, Federal Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/1/20	370,920

	Idaho — 0.8%
200,000	Idaho, Housing & Finance Association, Revenue Bonds, 5.000% due 7/15/20	212,146

	Illinois — 10.3%
150,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B, 5.000% due 1/1/21	160,771
400,000	Du Page & Will Counties, IL, Community School District No. 204 Indian Prairie, General Obligation Unlimited, Refunding, Series A, 5.000% due 12/30/20	429,276
400,000	Illinois State Finance Authority, Revenue Bonds, 5.000% due 1/1/20	418,992
200,000	Illinois State Finance Authority, Revenue Bonds, Series A, Prerefunded 11/1/18 @ 100, 7.250% due 11/1/38	202,910
500,000	Illinois State Finance Authority, Revenue Bonds, Series L, 4.000% due 12/1/20	525,105
	Illinois State, General Obligation Unlimited:
100,000	4.000% due 9/1/20	101,616
130,000	5.000% due 1/1/21	135,576
100,000	Lake County, IL, Community College District No. 532, General Obligation Unlimited, Series A, 4.000% due 6/1/19	101,979
300,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/19	305,121
450,000	Regional Transportation Authority, IL, Revenue Bonds, Series A (NPFG Insured), 5.500% due 7/1/20	480,474

		2,861,820

	Iowa — 1.3%
350,000	Iowa State Finance Authority, Educational Facilities Revenue, Holy Family Catholic School, Revenue Bonds, 1.490% due 3/1/36	350,000

	Kentucky — 2.1%
300,000	Kentucky State, Property & Building Commission Revenue, Project No. 84, Revenue Bonds, Refunding, (NPFG Insured), 5.000% due 8/1/20	317,535
250,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/19	259,197

		576,732

See Notes to Schedules of Portfolio Investments

70

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Louisiana — 2.1%
$300,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	$318,204
250,000	Louisiana State, University & Agricultural and Mechanical College, Auxiliary, Revenue Bonds, Refunding, 5.000% due 7/1/19	257,492

		575,696

	Maryland — 0.5%
125,000	Baltimore, MD, Water Utility Project Revenue, Revenue Bonds, Series A, 5.000% due 7/1/19	128,839

	Michigan — 6.2%
	Dansville, MI, Schools, General Obligation Unlimited, (QSBLF Insured):
125,000	4.000% due 5/1/19	127,199
140,000	4.000% due 5/1/20	145,271
260,000	L’Anse Creuse, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/20	274,472
300,000	Michigan State Building Authority Revenue, Revenue Bonds, Refunding, Series I, 5.000% due 10/15/18	302,238
400,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/19	416,244
250,000	Pinconning, MI, Area Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 3.000% due 5/1/19	252,287
200,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/21	214,898

		1,732,609

	Minnesota — 4.6%
100,000	Minneapolis, MN, St. Paul, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/20	107,343
400,000	Rochester, MN, Health Care Facilities Revenue, Revenue Bonds, Series A, 4.000% due 11/15/30	402,720
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	271,197
500,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series B, 2.353% due 7/1/19	497,190

		1,278,450

	Mississippi — 4.0%
350,000	Mississippi State, Business Finance Commission, Gulf Opportunity Zone, Chevron USA, Inc. Project, Series K, 1.480% due 11/1/35	350,000
500,000	Mississippi State, Development Bank, Special Obligation, Jackson Public School District Project, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/21	537,360
210,000	Mississippi State, Development Bank, Special Obligation, Revenue Bonds, Series C, Prerefunded 8/1/20 @ 100, 5.000% due 8/1/21	223,765

		1,111,125

	New Hampshire — 1.4%
400,000	New Hampshire State, Federal Highway, Revenue Bonds, 5.000% due 9/1/18	401,164

	New Jersey — 4.7%
350,000	Camden County, NJ, Improvement Authority, Revenue Bonds, (County Guaranteed), 4.000% due 1/15/20	361,501
175,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	188,769

See Notes to Schedules of Portfolio Investments

71

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$245,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Prerefunded 7/1/19 @ 100, 5.500% due 7/1/29	$253,766
500,000	New Jersey State Turnpike Authority, Revenue Bonds, Refunding, Series C-1, (1M USD LIBOR * 0.7+ 0.34%), 1.804% due 1/1/21[1]	501,175

		1,305,211

	New York — 0.8%
200,000	New York State, Dormitory Authority, State Personal Income Tax Revenue, Refunding, Series A, 5.000% due 12/15/19	209,534

	North Carolina — 1.1%
100,000	New Hanover County, NC, Hospital Revenue Bonds, Refunding, 5.000% due 10/1/21	109,151
200,000	North Carolina State, Grant Anticipation Revenue, Revenue Bonds, 5.000% due 3/1/19	204,158

		313,309

	Ohio — 3.6%
265,000	Ohio State University, General Receipts Athens, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	284,199
255,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, 4.000% due 12/1/19	262,918
425,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/15/23	463,909

		1,011,026

	Oklahoma — 0.5%
125,000	Grand River, OK, Dam Authority, Revenue Bonds, Series A, 4.000% due 6/1/19	127,526

	Pennsylvania — 13.9%
400,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	424,760
235,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series A, 5.000% due 5/15/19	241,324
400,000	Bucks County, CA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	440,140
390,000	Danville, PA, Area School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 4.000% due 11/1/20	408,630
300,000	East Stroudsburg, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/20	319,134
140,000	Monroeville, PA, Finance Authority UPMC Revenue, Revenue Bonds, 5.000% due 2/15/20	147,041
190,000	Pennsylvania State, General Obligation Unlimited, Refunding, 5.000% due 7/1/20	201,311
200,000	Pennsylvania State, General Obligation Unlimited, Refunding, First Series, 5.000% due 8/15/20	212,406
	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding):
225,000	4.000% due 9/1/19	231,030
200,000	5.000% due 9/1/22	218,086
280,000	Quakertown, PA, Community School District, General Obligation Limited, Series A, (State Aid Withholding), 3.000% due 8/1/18	280,000
300,000	Red Lion, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 4.000% due 4/15/20	311,835
100,000	Scranton, PA, School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 6/1/19	102,289

See Notes to Schedules of Portfolio Investments

72

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$305,000	Springfield Township, PA, School District, Montgomery County, General Obligation Limited, Refunding, (State Aid Withholding), 4.000% due 11/15/20	$319,957

		3,857,943

	Texas — 10.0%
460,000	Alvin, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 0.950% due 2/15/39	459,903
575,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Brown Fellowship Leadership Academy, Series A, (PSF Guaranteed), 4.000% due 8/15/19	588,760
200,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed), 4.000% due 2/15/21	210,198
100,000	Brushy Creek, TX, Regional Utility Authority, Inc., Contract Revenue, Refunding, 3.000% due 8/1/20	102,582
250,000	Dallas, TX, General Obligation Limited, Refunding, 5.000% due 2/15/19	254,708
200,000	Denton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43	200,546
195,000	Fort Bend, TX, Independent School District, General Obligation Unlimited, Series A, (PSF Guaranteed), 0.900% due 8/1/40	195,000
200,000	Georgetown, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.000% due 8/1/41	203,858
205,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40	201,851
210,000	Taft, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 3.000% due 8/15/20	215,397
140,000	Venus, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 2.000% due 8/15/18	140,039

		2,772,842

	Washington — 1.1%
300,000	Grant County, WA, Public Utility District No. 2, Revenue Bonds, Refunding, 2.000% due 1/1/44[2]	300,060

	Wisconsin — 4.9%
285,000	Oshkosh, WI, Water Revenue, Revenue Bonds, Series F, 2.000% due 1/1/19	285,630
275,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Refunding, Series B, 5.000% due 8/15/18	275,360
470,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series 2013B-1, 1.375% due 11/15/38	467,063
300,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A, Prerefunded 9/15/19 @ 100, 7.625% due 9/15/39	319,965

		1,348,018

	TOTAL MUNICIPAL BONDS (Cost $25,213,641)	25,086,100

PREFERRED STOCKS* — 0.3%
3,025	Wells Fargo & Co., 8.000%	76,865

	TOTAL PREFERRED STOCKS (Cost $80,211)	76,865

Shares

REGISTERED INVESTMENT COMPANIES* — 3.4%
450	BlackRock Defined Opportunity Credit Trust[3]	0

See Notes to Schedules of Portfolio Investments

73

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Short Term Tax Aware Fixed Income Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

Shares		Value

REGISTERED INVESTMENT COMPANIES* — (Continued)
30,460	BlackRock Municipal 2020 Term Trust	$458,423
1,932	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	194,147
3,850	Vanguard Short-Term Corporate Bond ETF	300,916

	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $966,111)	953,486

Face Amount

U.S. TREASURY NOTES/BONDS* — 1.0%
$275,000	U.S. Treasury Note, 0.750% due 8/31/18	274,740

	TOTAL U.S. TREASURY NOTES/BONDS (Cost $274,740)	274,740

REPURCHASE AGREEMENT* — 1.3%
368,301	With Fixed Income Clearing Corp., dated 7/31/18, 0.35%, principal and interest in the amount of $368,304, due 8/1/18, (collateralized by a U.S. Treasury Inflation Indexed Note with a par value of $355,000, coupon rate of 0.375%, due 07/15/2023, market value of $377,376)	368,301

	TOTAL REPURCHASE AGREEMENT (Cost $368,301)	368,301

TOTAL INVESTMENTS (Cost $28,562,508)	102.5%	$28,418,809

LIABILITIES IN EXCESS OF OTHER ASSETS	(2.5)	(698,264)

NET ASSETS	100.0%	$27,720,545

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of July 31, 2018.
[2]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[3]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).

Abbreviations:

NPFG — National Public Finance Guarantee Corporation

PSF — Permanent School Fund

QSBLF — Michigan Qualified School Bond Loan Fund

SPA — Stand-By Purchase Agreement

See Notes to Schedules of Portfolio Investments

74

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — 100.2%
	Alabama — 1.2%
$500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$170,695
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	396,050
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,227,825
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	546,410

		2,340,980

	Alaska — 0.7%
1,360,000	Alaska State, Housing Finance Corp., Revenue Bonds, Series A, 4.000% due 12/1/48[2]	1,436,486

	Arizona — 2.6%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[3]	312,195
500,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/32[3]	502,520
500,000	Arizona State, Industrial Development Authority, Education Revenue, Traditional Schools Project, Revenue Bonds, 5.250% due 7/1/22[3]	495,990
100,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	104,692
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[3]	783,337
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[3]	255,707
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[3]	515,595
405,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, Series A, 3.000% due 7/1/20[3]	401,424
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
300,000	5.750% due 7/1/24[3]	322,683
500,000	6.750% due 7/1/44[3]	554,265
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[3]	513,120
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 4.000% due 7/1/22[3]	244,938

		5,006,466

	California — 3.6%
350,000	Alameda, CA, Community Facilities District No. 13-1, Special Tax, Alameda Landing Public Improvements, 5.000% due 9/1/42	384,594
435,000	Alhambra City, CA, Atherton Baptist Homes, Revenue Bonds, Series A, Prerefunded 1/1/20 @ 100, 7.500% due 1/1/30	466,403
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	266,960
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	391,547
500,000	5.000% due 6/1/46	538,180

See Notes to Schedules of Portfolio Investments

75

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[3]	$319,362
500,000	California State, Pollution Control Financing Authority, Solid Waste Revenue, Revenue Bonds, Refunding, Series B, 1.850% due 8/1/24[3]	500,000
335,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[3]	349,834
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	285,223
945,000	California State, Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	1,005,300
255,000	Corona-Norco, CA, Unified School District, Refunding, 5.000% due 9/1/24	289,978
1,000,000	Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, (AGMC Insured), 0.000% due 1/15/34[1]	543,900
500,000	Northern, CA, Gas Authority No. 1, Gas Project Revenue, Revenue Bonds, Series B, (3M USD LIBOR * 0.67 + 0.72%), 2.286% due 7/1/27[4]	489,520
1,000,000	Riverside County, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	416,640
500,000	Saugus/Hart, CA, School Facilities Financing Authority, Special Tax, Refunding, 5.000% due 9/1/24	562,290
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	191,054

		7,000,785

	Colorado — 8.8%
500,000	Amber Creek, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	497,335
1,000,000	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/33	1,123,670
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	502,585
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	512,780
500,000	Big Dry Creek, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	503,520
680,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	673,159
500,000	Buffalo Ridge, CO, Metropolitan District, General Obligation Limited, Subseries B, 7.375% due 12/15/47	501,375
500,000	Clear Creek Station, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	506,395
625,000	Colorado International Center, CO, Metropolitan District No. 14, General Obligation Limited, 5.875% due 12/1/46	660,969
400,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	418,892
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, Series A, 5.250% due 5/15/37	764,246
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/37	772,422
230,000	Colorado State, Health Facilities Authority, Hospital Revenue, Series A, 5.750% due 11/1/47	236,284
650,000	Colorado State, Health Facilities Authority, Refunding, Series A, 5.000% due 6/1/45	697,716

See Notes to Schedules of Portfolio Investments

76

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$165,000	Colorado State, Health Facilities Authority, Revenue Bonds, 5.625% due 6/1/43	$181,220
500,000	Colorado State, Housing and Finance Authority, Non Amount Non ACE SF Mortgage, Revenue Bonds, Series C, (GNMA Insured), 4.250% due 11/1/48[2]	534,105
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, (1M USD LIBOR * 0.67 + 1.05%), 2.433% due 9/1/39[4]	151,719
750,000	Forest Trace, CO, Metropolitan District No. 3, Limited Tax, General Obligation Unlimited, Series A, 5.000% due 12/1/46	732,180
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,040,580
945,000	Harmony Technology Park, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	929,266
500,000	Leyden Ranch, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	516,145
750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	769,170
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Series B, 7.750% due 12/15/46[5]	497,400
271,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited, 3.250% due 12/1/20	272,488
500,000	Serenity Ridge, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/43	510,670
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	777,937
	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding:
500,000	3.000% due 12/1/21	497,400
750,000	5.000% due 12/1/30	777,090
215,000	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2, 3.500% due 12/1/27	213,301
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, Series A, 6.750% due 11/1/38[5]	500,540

		17,272,559

	Connecticut — 1.3%
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[3]	440,411
750,000	Hamden, CT, Facilities Revenue Bonds, Series A, 7.750% due 1/1/43	780,577
250,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Refunding, 5.000% due 4/1/30[3]	272,923
900,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[3]	951,948

		2,445,859

	Delaware — 0.4%
760,000	Kent County, DE, Student Housing & Dining Facilities Revenue, CHF Dover LLC, DE State University Project, Revenue Bonds, Series A, 5.000% due 7/1/32	832,846

	District Of Columbia — 1.9%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds, Series A:
500,000	5.000% due 6/1/36	542,750
600,000	5.000% due 6/1/46	644,976
225,000	District of Columbia, KIPP DC Obligated Group, Revenue Bonds, Series A, 5.000% due 7/1/27	256,563

See Notes to Schedules of Portfolio Investments

77

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	District Of Columbia — (Continued)
$5,415,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	$949,845
1,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGC Insured), 0.000% due 10/1/35[1]	500,800
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	787,460

		3,682,394

	Florida — 5.4%
160,000	Capital Trust Agency, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[3]	161,869
150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A, 3.000% due 5/1/20	152,871
200,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	217,672
200,000	Florida State Higher Educational Facilities Financial Authority, Jacksonville University Project, Revenue Bonds, Series A-1, 5.000% due 6/1/48[3]	210,950
500,000	Florida State Higher Educational Facilities Financial Authority, Nova Southeastern University Project, 5.000% due 4/1/33	556,765
1,375,000	Florida State Housing Finance Corp., Revenue Bonds, (GNMA/FNMA/FHLMC Insured), 4.000% due 7/1/49[2]	1,457,376
250,000	Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Revenue Bonds, Series B, 5.000% due 6/1/53[3]	261,648
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	317,229
500,000	Miami, FL, World Center Community Development District, Special Assessment, 5.125% due 11/1/39	522,620
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,336,075
	Orange County, FL, Health Facilities Authority Revenue:
150,000	4.000% due 8/1/19	153,308
750,000	5.000% due 8/1/40	810,585
875,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	950,845
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
295,000	5.000% due 5/15/20	309,328
55,000	5.000% due 5/15/25	61,706
150,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 4.000% due 12/1/18	150,969
200,000	Pompano Beach, FL, John Knox Project, Revenue Bonds, 4.000% due 9/1/19	204,858
550,000	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/37	591,387
	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1:
325,000	5.000% due 3/1/20[3]	339,986
500,000	5.000% due 3/1/30[3]	546,720
185,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36[5]	185,253

See Notes to Schedules of Portfolio Investments

78

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
$500,000	3.750% due 5/1/31	$490,035
500,000	4.125% due 5/1/37	488,160

		10,478,215

	Georgia — 0.6%
325,000	Atlanta, GA, Development Authority, Health Care Facilities, Revenue Bonds, Series A1, 7.000% due 1/1/40	312,793
500,000	DeKalb County, GA, Hospital Authority, DeKalb Medical Center, Inc. Project, Revenue Bonds, 6.000% due 9/1/30	533,150
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[3]	350,448

		1,196,391

	Idaho — 0.4%
500,000	Idaho Health Facilities Authority, Revenue Bonds, Series A, 4.750% due 7/1/44	519,560
250,000	Idaho State, Health Facilities Authority Revenue, Kootenai Health Project, Revenue Bonds, Series A, 4.375% due 7/1/34	256,475

		776,035

	Illinois — 17.5%
125,000	Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series C, 5.000% due 12/1/28	125,205
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
750,000	5.000% due 12/1/41	758,430
400,000	7.000% due 12/1/46[3]	477,836
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured):
265,000	0.000% due 12/1/18[1]	263,010
400,000	0.000% due 12/1/25[1]	297,492
600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[3]	718,788
1,030,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	556,653
640,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	662,227
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	511,195
600,000	Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	348,276
	Chicago, IL, General Obligation Unlimited, Refunding, Series A:
250,000	5.750% due 1/1/33	279,850
1,000,000	6.000% due 1/1/38	1,126,430
350,000	Chicago, IL, General Obligation Unlimited, Refunding, Series B, 5.000% due 1/1/19	353,847
250,000	Chicago, IL, General Obligation Unlimited, Refunding, Series C, 5.000% due 1/1/24	266,690
	Chicago, IL, General Obligation Unlimited, Series C:
410,000	0.000% due 1/1/31[1]	232,843
500,000	5.000% due 1/1/34	503,235
250,000	Chicago, IL, Transitional Authority, Sales Tax Receipts Revenue Bonds, 5.000% due 12/1/51	266,275
1,050,000	Chicago, IL, Wastewater Transmission Revenue, (NPFG Insured), 5.500% due 1/1/20	1,101,565
500,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Series C, 5.000% due 1/1/22	544,415

See Notes to Schedules of Portfolio Investments

79

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Chicago, IL, Waterworks Revenue, Revenue Bonds:
$200,000	5.000% due 11/1/24	$218,418
375,000	5.000% due 11/1/30	411,371
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	520,210
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	420,496
795,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series A, 5.000% due 5/1/25	889,883
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, (1M USD LIBOR * 0.70 + 1.35%), 2.815% due 5/1/36[4]	150,972
255,000	Illinois State Finance Authority, Revenue Bonds, Refunding, 3.000% due 5/15/20	257,519
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	162,951
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	327,828
250,000	5.000% due 8/15/37	269,348
1,000,000	5.000% due 2/15/45	1,080,700
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,153,690
1,000,000	4.125% due 8/15/37	1,002,110
135,000	Illinois State Finance Authority, Revenue Bonds, Series B, Prerefunded 8/15/19 @ 100, 5.750% due 8/15/30	140,877
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	534,820
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
395,000	5.750% due 10/1/21	417,855
250,000	6.875% due 10/1/43	270,140
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	532,010
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	246,065
500,000	5.000% due 7/1/47	475,785
500,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	542,650
850,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	874,208
500,000	Illinois State Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured), 0.000% due 6/15/23[1]	416,260
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	549,255
750,000	Illinois State, Finance Authority Revenue, Revenue Bonds, Refunding, 5.125% due 2/15/45	744,068
320,000	Illinois State, Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	329,846
560,000	Illinois State, Finance Authority, Student Housing & Academic Facilities Revenue, Revenue Bonds, Series A, 5.000% due 2/15/37	610,534

See Notes to Schedules of Portfolio Investments

80

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Illinois State, General Obligation Unlimited:
$500,000	5.000% due 1/1/30	$528,830
1,500,000	4.000% due 6/1/32	1,445,790
1,000,000	5.000% due 2/1/39	1,032,960
200,000	5.000% due 1/1/41	208,028
1,250,000	Illinois State, General Obligation Unlimited, Series C, 5.000% due 11/1/29	1,336,775
1,000,000	Illinois State, General Obligation Unlimited, Series D, 5.000% due 11/1/28	1,074,200
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding (BAM, NPFG Insured), 0.000% due 6/15/28[1]	169,443
1,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/36[1]	439,810
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 6/15/27[1]	354,970
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,266,400
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	530,635
250,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 4/1/22[1]	225,460
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	533,360
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,011,820
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	486,045
497,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	490,847
250,000	Yorkville, IL, United City Special Service, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	245,653

		34,325,157

	Indiana — 1.5%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
750,000	5.000% due 6/1/32	752,280
300,000	5.000% due 6/1/39	300,909
1,000,000	Indiana State Finance Authority, Economic Development Revenue, Refunding, Republic Services, Inc. Project, Revenue Bonds, Series B, 1.450% due 5/1/28[4,6]	1,000,190
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
95,000	5.750% due 11/15/28	103,032
120,000	6.500% due 11/15/33	133,013
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	320,766
350,000	5.000% due 4/1/28	367,521

		2,977,711

See Notes to Schedules of Portfolio Investments

81

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Iowa — 1.5%
	Iowa State, Finance Authority, Midwestern Disaster Area Revenue, Lowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding:
$250,000	5.000% due 12/1/19	$256,595
200,000	5.500% due 12/1/22	201,638
525,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series A, 5.250% due 12/1/50[4,7]	550,310
750,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series B, 5.250% due 12/1/50[4,7]	796,920
	Tobacco Settlement Authority, IA, Revenue Bonds, Series C:
690,000	5.375% due 6/1/38	697,445
500,000	5.625% due 6/1/46	505,760

		3,008,668

	Kansas — 0.2%
205,000	Wichita, KS, Sales Tax, Special Obligation Revenue, Revenue Bonds, Refunding, 3.000% due 9/1/23	204,147
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	151,041
85,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	85,328

		440,516

	Kentucky — 0.2%
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	110,362
55,000	Kentucky State, Economic Development Finance Authority, Baptist Healthcare System, Revenue Bonds, Series A, Prerefunded 8/15/18 @ 100, 5.375% due 8/15/24	55,080
55,000	Kentucky State, Economic Development Finance Authority, Unrefunded, Baptist Healthcare System, Revenue Bonds, Series A, 5.375% due 8/15/24	55,130
170,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	192,608

		413,180

	Louisiana — 1.8%
1,650,000	East Baton Rouge Parish, LA, Pollution Control Revenue, Exxon Mobil Corp., Revenue Bonds, Refunding, 1.480% due 3/1/22	1,650,000
900,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[3]	931,824
1,000,000	Louisiana State, Public Facilities Authority Revenue, Revenue Bonds, Air Products & Chemicals Project, Series A, 1.450% due 8/1/43[4,8]	1,000,000

		3,581,824

	Maine — 0.2%
440,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/43	456,060

	Maryland — 1.7%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,201,961
250,000	Howard County, MD, Special Obligation, Revenue Bonds, Series A, 4.125% due 2/15/34[3]	251,205

See Notes to Schedules of Portfolio Investments

82

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Maryland — (Continued)
$250,000	Maryland State, Economic Development Corp., Special Obligation, Tax Allocation, 4.500% due 7/1/44	$255,263
750,000	Maryland State, Health & Higher Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/21	797,452
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[3]	494,780
300,000	Rockville, MD, Mayor & Council, Economic Development Revenue, Revenue Bonds, Series C3, 2.500% due 11/1/24	295,716

		3,296,377

	Massachusetts — 0.9%
500,000	Massachusetts State, Development Finance Agency Revenue, Refunding, Suffolk University, 5.000% due 7/1/36	555,375
700,000	Massachusetts State, Development Finance Agency Revenue, Series A, 4.680% due 11/15/21[3]	703,444
418,083	Massachusetts State, Development Finance Agency Revenue, Series A-1, 6.250% due 11/15/46	432,126
105,000	Massachusetts State, Development Finance Agency Revenue, Series B, 4.680% due 11/15/21[3]	105,517

		1,796,462

	Michigan — 1.1%
385,000	Dearborn, MI, Economic Development Corp., Revenue Bonds, 7.500% due 11/15/44[3]	380,149
280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	287,540
600,000	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/37	630,792
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	52,859
25,000	4.750% due 11/15/22	26,739
250,000	5.000% due 11/15/37	268,930
250,000	5.625% due 11/15/41	268,120
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30	192,886

		2,108,015

	Minnesota — 0.1%
240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[3]	249,060

	Mississippi — 0.2%
450,000	Mississippi State, Hospital Equipment and Facilities Authority, Refunding, Baptist Memorial Health Care Obligated Group, Revenue Bonds, 2.125% due 9/1/22	449,937

	Missouri — 0.8%
470,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33	531,989
195,000	Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Refunding, 3.500% due 11/1/23[3]	193,194
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	110,333
125,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	137,051

See Notes to Schedules of Portfolio Investments

83

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Missouri — (Continued)
$100,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 2/1/28	$110,999
450,000	St. Louis County, MO, Industrial Development Authority, Senior Living Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/48	485,388

		1,568,954

	Nevada — 0.7%
335,000	Department of Business & Industry, NV, Revenue Bonds, Series A, 5.000% due 7/15/27[3]	353,281
	Las Vegas, NV, Sales Tax Increment Revenue:
100,000	2.750% due 6/15/21[3]	99,071
385,000	3.500% due 6/15/25[3]	371,952
500,000	Nevada State, Department of Business and Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[3]	511,100

		1,335,404

	New Jersey — 6.1%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	276,627
1,085,000	New Jersey State Economic Development Authority Revenue, Refunding, School Facilities Construction, Revenue Bonds, Series NN, 5.000% due 3/1/24	1,179,623
345,000	New Jersey State Economic Development Authority School Revenue, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	370,150
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, (SIFMA MUNI SWAP INDEX + 1.60%), 2.540% due 3/1/28[4]	495,250
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,790,150
	New Jersey State Economic Development Authority, Revenue Bonds, Series A:
250,000	5.000% due 1/1/24	274,023
600,000	5.000% due 7/1/32	658,212
500,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/34	572,620
200,000	New Jersey State Health Care Facilities Financing Authority, University Hospital, Revenue Bonds, Series A, (AGMC Insured), 5.000% due 7/1/30	224,670
250,000	New Jersey State Transportation Trust Fund Authority, Refunding, FED Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/15/23	275,225
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[1]	456,960
1,300,000	0.000% due 12/15/39[1]	476,723
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM Insured), 0.000% due 12/15/27[1]	708,630
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/34[1]	510,490
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	572,170
95,000	New Jersey State, Economic Development Authority, Revenue Bonds, Series A, Prerefunded 6/1/20 @ 100, 5.000% due 6/1/21	100,767
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 11/1/26	222,864
750,000	5.000% due 11/1/32	822,742
250,000	5.000% due 11/1/33	273,655

See Notes to Schedules of Portfolio Investments

84

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$500,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	$576,745

		11,838,296

	New York — 7.4%
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	419,420
3,600,000	New York City, NY, General Obligation Unlimited, Subseries L-3, (SPA : Bank of America N.A.), 1.490% due 4/1/36[4,8]	3,600,000
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E, 3.500% due 2/15/48	498,955
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F, 4.500% due 2/15/48	519,475
1,000,000	New York City, NY, Transitional Finance Authority Revenue, Revenue Bonds, Subseries C-5, (SPA : Bank of America Corp.), 1.490% due 8/1/31[4,8]	1,000,000
1,700,000	New York City, NY, Transitional Finance Authority Revenue, Revenue Bonds, Subseries E-3, (SPA : JP Morgan Chase Bank N.A.), 1.500% due 2/1/45[4,8]	1,700,000
2,100,000	New York City, NY, Transitional Finance Authority Revenue, Revenue Bonds, Subseries E-4, (SPA : Bank of America Corp.), 1.490% due 2/1/45[4,8]	2,100,000
1,650,000	New York City, NY, Transitional Finance Authority Revenue, Revenue Bonds, Subseries E-4, (SPA : JP Morgan Chase Bank N.A.), 1.500% due 2/1/45[4,8]	1,650,000
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[3]	780,829
870,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	908,054
1,000,000	New York, NY, General Obligation Unlimited, Subseries L-5, (SPA : Bank of America N.A.), 1.490% due 4/1/35[4,8]	1,000,000
310,000	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds, 6.000% due 12/1/42	338,089

		14,514,822

	North Carolina — 0.5%
500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	525,400
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Series B, 5.000% due 4/1/47	523,960

		1,049,360

	Ohio — 5.1%
450,000	American Municipal Power, Inc., OH, Combination Hydroelectric Project, Revenue Bonds, Series A, 2.250% due 2/15/48	448,164
	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2:
750,000	6.500% due 6/1/47	772,485
500,000	5.875% due 6/1/47	504,300
775,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-3, 6.250% due 6/1/37	810,960
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	629,526
250,000	Cleveland, OH, Airport System Revenue, Revenue Bonds, Series B, (AGMC Insured), 5.000% due 1/1/23	277,950
1,045,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	1,138,465

See Notes to Schedules of Portfolio Investments

85

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$700,000	Hamilton County, OH, Healthcare Revenue, Refunding and Improvement, Life Enriching Communities Project, Revenue Bonds, Refunding, 5.000% due 1/1/51	$748,209
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	862,596
380,000	Muskingum County, OH, Hospital Facilities, Genesis Healthcare Systems Project, Revenue Bonds, 5.000% due 2/15/19	385,005
500,000	Ohio State, Air Quality Development Authority, Pollution Control, Revenue Bonds, Refunding, Series C, 5.625% due 6/1/49[9]	482,500
350,000	Ohio State, Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp. Project, Series E, 5.625% due 10/1/19	358,638
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
690,000	5.000% due 12/1/19	707,843
300,000	5.750% due 12/1/32	322,890
500,000	6.000% due 12/1/42	538,135
800,000	Warren County, OH, Health Care Facilities, Otterbein Homes, Revenue Bonds, Series A, 5.000% due 7/1/32	886,384

		9,874,050

	Oklahoma — 0.1%
110,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[3,5]	127,511

	Oregon — 0.0%
50,000	Oregon State, Facilities Authority, Revenue Bonds, Series C, (SIFMA MUNI SWAP INDEX + 1.00%), 1.940% due 10/1/22[4]	50,032

	Pennsylvania — 4.9%
500,000	Allentown , PA, Commercial & Industrial Development Authority, Revenue Bonds, Series A, 6.250% due 7/1/47[3]	493,385
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	129,053
250,000	Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Revenue Bonds, 5.000% due 6/1/22	273,070
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	431,536
250,000	6.000% due 6/1/46	268,023
450,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	479,938
175,000	East Hempfield Township, PA, Industrial Development Authority, Revenue Bonds, Refunding, 5.000% due 12/1/26	198,364
445,000	Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	486,616
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
420,000	5.250% due 1/15/27	461,101
250,000	5.250% due 1/15/46	266,150
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	115,020
500,000	5.000% due 11/15/36	551,625
100,000	5.000% due 12/1/46	107,496
530,000	Pennsylvania State, Higher Educational Facilities Authority Revenue, Revenue Bonds, 6.000% due 10/1/31	577,122
	Pennsylvania State, Higher Educational Facilities Authority, Revenue Bonds, Prerefunded 7/1/20 @ 100:
1,080,000	5.800% due 7/1/30	1,161,108
650,000	6.000% due 7/1/43	701,246

See Notes to Schedules of Portfolio Investments

86

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$500,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, 5.000% due 7/1/31	$518,720
545,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, Refunding, Series A, 5.000% due 7/1/25	597,255
	Philadelphia, PA, Authority for Industrial Development, Senior Living Revenue, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 7/1/31	216,424
100,000	5.000% due 7/1/32	107,900
1,100,000	Philadelphia, PA, School District, General Obligation Limited, Series A, (State Aid Withholding), 5.000% due 9/1/28	1,266,353
150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	156,170

		9,563,675

	Puerto Rico — 3.9%
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,107
250,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (NPFG Insured), 5.500% due 7/1/20	260,965
1,030,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, 5.250% due 7/1/42	865,200
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,731
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	610,177
50,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	51,118
	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured):
490,000	5.250% due 7/1/19	500,746
160,000	4.750% due 7/1/33	159,994
165,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series TT, 5.000% due 7/1/22[9]	100,650
750,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), 3.583% due 7/1/28[4,6]	650,625
760,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A, 6.000% due 7/1/33	790,286
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	255,200
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,043
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Refunding, ANA G Mendez University Project, Revenue Bonds, 5.500% due 12/1/31	95,625
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	445,000
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 10/1/20	515,970
1,120,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, (AMBAC Insured), 0.000% due 8/1/54[1]	163,934

See Notes to Schedules of Portfolio Investments

87

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, (NPFG Insured):
$1,030,000	0.000% due 8/1/43[1]	$273,918
1,000,000	0.000% due 8/1/44[1]	252,200
220,000	0.000% due 8/1/46[1]	49,898
	University of Puerto Rico, Revenue Bonds, Refunding, Series P:
365,000	5.000% due 6/1/19	323,992
50,000	5.000% due 6/1/20	39,125
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	185,679
	University of Puerto Rico, Revenue Bonds, Series Q:
145,000	5.000% due 6/1/19	128,709
75,000	5.000% due 6/1/25	57,938
235,000	5.000% due 6/1/30	181,537
145,000	5.000% due 6/1/36	112,013

		7,561,380

	Rhode Island — 1.3%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	960,948
750,000	5.000% due 9/1/36	786,533
400,000	Rhode Island State, Commerce Corp., Airports Revenue, Revenue Bonds, Series D, 5.000% due 7/1/28	456,276
3,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	375,240

		2,578,997

	South Carolina — 2.3%
1,786,324	Connector 2000 Association, Inc., Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	311,017
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	186,340
1,000,000	Lexington County, SC, Health Services District, Revenue Bonds, Refunding, 5.000% due 11/1/21	1,076,500
490,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC / FHA Insured), 4.000% due 7/1/36	512,187
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[3]	422,722
1,090,000	5.000% due 10/1/41[3]	1,118,580
800,000	South Carolina State, Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	828,968

		4,456,314

	Texas — 7.0%
645,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	688,866
480,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	461,914
250,000	Brazoria County, TX, Health Facilities Development Corp., Revenue Bonds, Prerefunded 7/1/20 @ 100, 5.250% due 7/1/32	278,837
360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	368,453
250,000	Gregg County, TX, Health Facilities Development Corp., Revenue Bonds, Series C, 5.000% due 7/1/32	262,758

See Notes to Schedules of Portfolio Investments

88

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	$1,591,540
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	155,211
500,000	Harrison County, TX, Health Facilities Development Corp., Good Shepard Health System, Revenue Bonds, 5.250% due 7/1/28	518,300
2,000,000	Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Revenue Bonds, Series A, 1.650% due 1/1/20[4,6]	2,000,180
250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A, 5.000% due 4/1/47	267,808
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
500,000	5.000% due 4/1/29	541,950
600,000	5.000% due 4/1/30	657,534
1,200,000	New Hope Cultural Education Facilities Finance Corp., TX, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/36[3]	1,210,392
950,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	993,861
200,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.500% due 11/15/46	203,174
	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A:
280,000	5.000% due 4/1/42	305,024
500,000	5.000% due 4/1/48	509,850
230,000	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	230,306
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
150,000	5.000% due 11/15/35	156,594
1,375,000	5.000% due 5/15/45	1,431,567
500,000	5.250% due 11/15/47	531,410
350,000	Wood County, TX, Central Hospital District, East Texas Medical Center, Revenue Bonds, Prerefunded 11/1/21 @ 100, 6.000% due 11/1/41	391,331

		13,756,860

	Utah — 0.3%
500,000	Hideout Local District No. 1, UT, Special Assessment, 6.750% due 8/1/37[3,5]	499,480

	Virginia — 1.6%
250,000	Hanover County, VA, Economic Development Authority, Care Facilities Revenue, Refunding, Covenant Woods, Revenue Bonds, 5.000% due 7/1/38	268,000
295,000	Henrico County, VA, Economic Development Authority Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	313,281
500,000	Newport News, VA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[3]	520,035
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[3]	1,051,840
487,000	Peninsula Town Center, VA, Community Development Authority, Revenue Bonds, 6.350% due 9/1/28	487,638

See Notes to Schedules of Portfolio Investments

89

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)

July 31, 2018 — (Unaudited)

Face Amount		Value

MUNICIPAL BONDS* — (Continued)
	Virginia — (Continued)
$500,000	Virginia State, Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	$525,750

		3,166,544

	Washington — 1.4%
200,000	Kalispel Tribe of Indians Priority District, WA, Revenue Bonds, Series B, 5.250% due 1/1/38	204,614
100,000	Skagit County, WA, Public Hospital District No. 1, Refunding, Series A, 5.000% due 12/1/19	103,649
1,000,000	Washington State, Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,076,810
235,000	Washington State, Housing Finance Commission, Refunding, Hearthstone Project, Revenue Bonds, Series B, 3.125% due 7/1/23[3]	235,132
325,000	Washington State, Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[3]	340,216
650,000	Washington State, Housing Finance Commission, Revenue Bonds, Series A, 7.000% due 7/1/45[3]	705,016

		2,665,437

	Wisconsin — 3.0%
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[3]	514,475
1,000,000	Public Finance Authority, WI, Revenue Bonds, 5.750% due 4/1/42	1,065,750
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	279,594
350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37[3]	382,420
90,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24	96,870
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,170,685
2,350,000	Public Finance Authority, WI, Tax Allocation, Increment Finance Grant Revenue, 0.000% due 9/1/28[1]	1,425,627
955,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/41	994,079

		5,929,500

	TOTAL MUNICIPAL BONDS (Cost $194,467,037)	196,108,599

TOTAL INVESTMENTS (Cost $194,467,037)	100.2%	$196,108,599

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(451,365)

NET ASSETS	100.0%	$195,657,234

See Notes to Schedules of Portfolio Investments

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High Yield Municipal Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)

July 31, 2018 — (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	When-issued security.
[3]

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2018, these securities, which are not illiquid, amounted to $23,851,107 or 12.7% of net assets for the Fund.

[4]	Floating Rate Bond. Rate shown is as of July 31, 2018.
[5]	Illiquid security.
[6]

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of July 31, 2018.

[7]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[8]

Variable Rate Demand Note (VRDN) with a daily rate-reset. Shall be the rate of interest which, if borne by the bonds, would, in the judgment of the Remarketing Agent, having due regard for the prevailing financial market conditions for revenue bonds or other securities the interest on which is excluded from gross income for federal income tax purposes and of the same general nature as the bonds or securities the interest on which is excluded from gross income for federal income tax purposes and which are equivalent as to credit and maturity (or period for tender) to the credit and maturity (or period for tender) of the bonds, be the lowest interest rate which would enable the Remarketing Agent to remarket the bonds at a price of par (plus accrued interest, if any).

[9]	This security is in default. See Note 1.

Abbreviations:

AGC — Assurance Guaranty Corporation

AGMC — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MBIA — Municipal Bond Investors Assurance

NPFG — National Public Finance Guarantee Corporation

SIFMA — Securities Industry and Financial Markets Association

SPA — Stand-By Purchase Agreement

See Notes to Schedules of Portfolio Investments

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1.	Organization and Significant Accounting Policies

As of July 31, 2018, The Glenmede Fund, Inc. (the “Fund”) consists of nineteen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio (formerly known as the Large Cap Core Portfolio), the Quantitative U.S. Large Cap Growth Equity Portfolio (formerly known as the Large Cap Growth Portfolio), the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio (formerly known as the International Portfolio), the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio (formerly known as the Long/Short Portfolio), the Quantitative U.S. Total Market Equity Portfolio (formerly known as the Total Market Portfolio), the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of July 31, 2018, Institutional Class shares of the Mid Cap Equity Portfolio have not been issued. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015 respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016.

The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015.

The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016.

The Equity Income Portfolio commenced operations on December 21, 2016.

The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.

Valuation of Securities: Equity securities and options listed on a U.S. securities exchange, including exchange traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs

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to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women In Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at July 31, 2018. The High Yield Municipal Portfolio had all investments with corresponding sectors at Level 2 at July 31, 2018.

The Portfolios did not recognize any level transfers as of the quarter ended July 31, 2018. Transfers into and out of a level are typically recognized at the end of the reporting period.

The following is a summary of the inputs used as of July 31, 2018 in valuing the assets and liabilities of the Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:

Secured Options Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$13,969,393	$—	$—	$13,969,393
U.S. Treasury Bill	—	127,515,054	—	127,515,054
Repurchase Agreement	—	8,996,711	—	8,996,711
Purchased Options
Calls	1,169,873,700	—	—	1,169,873,700
Puts	791,350	—	—	791,350

Total Purchased Options	1,170,665,050	—	—	1,170,665,050

Total Investments	1,184,634,443	136,511,765	—	1,321,146,208

Total	$1,184,634,443	$136,511,765	$—	$1,321,146,208

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LIABILITIES	VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(526,845,300)	$—	$—	$(526,845,300)
Puts	(7,093,950)	—	—	(7,093,950)

Total Written Options	(533,939,250)	—	—	(533,939,250)

Total	$(533,939,250)	$—	$—	$(533,939,250)

Global Secured Options Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Treasury Bill	$—	$1,693,559	$—	$1,693,559
Purchased Options
Calls	7,243,800	—	—	7,243,800
Puts	4,900	—	—	4,900

Total Purchased Options	7,248,700	—	—	7,248,700

Total Investments	7,248,700	1,693,559	—	8,942,259

Total	$7,248,700	$1,693,559	$—	$8,942,259

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(3,262,200)	$—	$—	$(3,262,200)
Puts	(79,446)	—	—	(79,446)

Total Written Options	(3,341,646)	—	—	(3,341,646)

Total	$(3,341,646)	$—	$—	$(3,341,646)

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Core	Fixed Income Portfolio

ASSETS	VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$14,787,720	$—	$14,787,720
Federal Home Loan Mortgage Corporation	—	9,838,530	—	9,838,530
Federal National Mortgage Association	—	49,425,150	—	49,425,150

Total Agency Notes	—	74,051,400	—	74,051,400

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	43,273,337	—	43,273,337
Federal National Mortgage Association	—	82,246,048	—	82,246,048
Government National Mortgage Association	—	1,487,547	—	1,487,547

Total Mortgage-Backed Securities	—	127,006,932	—	127,006,932

Corporate Notes
Automotive	—	8,974,985	—	8,974,985
Banking	—	33,351,702	—	33,351,702
Beverages, Food & Tobacco	—	24,864,587	—	24,864,587
Communications	—	26,008,166	—	26,008,166
Computer Software & Processing	—	39,739,693	—	39,739,693
Electronics	—	13,144,078	—	13,144,078
Financial	—	10,774,345	—	10,774,345
Heavy Machinery	—	5,655,602	—	5,655,602
Industrial	—	10,073,490	—	10,073,490
Insurance	—	26,998,416	—	26,998,416
Pharmaceuticals	—	12,758,275	—	12,758,275
Retailers	—	13,175,276	—	13,175,276

Total Corporate Notes	—	225,518,615	—	225,518,615

U.S. Treasury Notes/Bonds	—	51,364,648	—	51,364,648
Repurchase Agreement	—	9,868,360	—	9,868,360
Investment of Security Lending Collateral	18,304,090	—	—	18,304,090

Total Investments	18,304,090	487,809,955	—	506,114,045

Total	$18,304,090	$487,809,955	$—	$506,114,045

Short Term Tax Aware Fixed Income Portfolio

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Automotive	$—	$296,778	$—	$296,778
Financial	—	911,525	—	911,525
Oil & Gas	—	201,014	—	201,014
Retailers	—	250,000	—	250,000

Total Corporate Notes	—	1,659,317	—	1,659,317

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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Municipal Bonds
Alabama	$—	$526,945	$—		$526,945
Alaska	—	958,020	—		958,020
Arizona	—	444,316	—		444,316
California	—	933,306	—		933,306
Colorado	—	409,960	—		409,960
Delaware	—	209,082	—		209,082
Florida	—	759,501	—		759,501
Georgia	—	370,920	—		370,920
Idaho	—	212,146	—		212,146
Illinois	—	2,861,820	—		2,861,820
Iowa	—	350,000	—		350,000
Kentucky	—	576,732	—		576,732
Louisiana	—	575,696	—		575,696
Maryland	—	128,839	—		128,839
Michigan	—	1,732,609	—		1,732,609
Minnesota	—	1,278,450	—		1,278,450
Mississippi	—	1,111,125	—		1,111,125
New Hampshire	—	401,164	—		401,164
New Jersey	—	1,305,211	—		1,305,211
New York	—	209,534	—		209,534
North Carolina	—	313,309	—		313,309
Ohio	—	1,011,026	—		1,011,026
Oklahoma	—	127,526	—		127,526
Pennsylvania	—	3,857,943	—		3,857,943
Texas	—	2,772,842	—		2,772,842
Washington	—	300,060	—		300,060
Wisconsin	—	1,348,018	—		1,348,018

Total Municipal Bonds	—	25,086,100	—		25,086,100

Preferred Stocks	76,865	—	—		76,865
U.S. Treasury Notes/Bonds	—	274,740	—		274,740
Repurchase Agreement	—	368,301	—		368,301
Registered Investment Companies	953,486	—	0	*	953,486

Total Investments	1,030,351	27,388,458	0		28,418,809

Total	$1,030,351	$27,388,458	$0		$28,418,809

* Includes one security priced at $0.

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.

Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of

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offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of July 31, 2018 are presented in each Portfolio’s Schedule of Portfolio Investments.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the ended July 31, 2018. During the ended July 31, 2018, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies.

Disclosures about Derivative Instruments and Hedging Activities: Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At July 31, 2018 and during the period then ended, the Secured Options Portfolio

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and the Global Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured	Options Portfolio

Asset	Derivatives

	Equity Contracts Risk	Total
Options Purchased	$1,170,665,050	$1,170,665,050

Total Value	$1,170,665,050	$1,170,665,050

Liability	Derivatives

	Equity Contracts Risk	Total
Options Written	$(533,939,250)	$(533,939,250)

Total Value	$(533,939,250)	$(533,939,250)

Number	of Contracts, Notional Amounts or Shares/Units[1]

	Equity Contracts Risk	Total
Options Purchased	987,689	987,689
Options Written	(1,241,044)	(1,241,044)

Global	Secured Options Portfolio

Asset	Derivatives

	Equity Contracts Risk	Total
Options Purchased	$7,248,700	$7,248,700

Total Value	$7,248,700	$7,248,700

Liability	Derivatives

	Equity Contracts Risk	Total
Options Written	$(3,341,646)	$(3,341,646)

Total Value	$(3,341,646)	$(3,341,646)

Number	of Contracts, Notional Amounts or Shares/Units[1]

	Equity Contracts Risk	Total
Options Purchased	7,111	7,111
Options Written	(52,722)	(52,722)

[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended July 31, 2018.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the

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loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales. As of July 31, 2018, the cash collateral received by the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio and Core Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio, are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments . Non-cash collateral is not disclosed as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

Portfolio	Market Value of Cash Collateral	Market Value of Non-Cash Collateral
Quantitative U.S. Large Cap Core Equity Portfolio	$24,153,763	$—
Quantitative U.S. Large Cap Value Equity Portfolio	7,224	—
Quantitative U.S. Small Cap Equity Portfolio	31,518	34,943
Quantitative International Equity Portfolio	30,861,610	1,506,472
Responsible ESG U.S. Equity Portfolio	278,240	194,366
Women in Leadership U.S. Equity Portfolio	210,180	—
Quantitative U.S. Long/Short Equity Portfolio	2,713,130	—
Strategic Equity Portfolio	8,281,738	—
Small Cap Equity Portfolio	122,408,354	—
Mid Cap Equity Portfolio	438,671	—
Large Cap Value Portfolio	1,056,364	—
Equity Income Portfolio	610,095	—
Core Fixed Income Portfolio	18,304,090	—

Real Estate Investment Trusts: The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Investments for REIT securities held as of July 31, 2018.

Securities Sold Short: The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash

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THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)

collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2018, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $227,994,867 to State Street, as collateral for short sales. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $50,924,958 and $32,105,575, respectively to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in each such Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.

Fixed Income and Municipal Securities: The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and net asset value. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise interest rates further.

The High Yield Municipal Portfolio invests primarily in municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. For example, significant economic and financial difficulties in Puerto Rico have led certain credit rating agencies to downgrade Puerto Rican general obligation debt and certain issuers below investment grade and to continue to have a negative outlook on certain Puerto Rican issuers. Such downgrades and continued financial difficulties could lead to lower prices and increased likelihood of restructurings or default of Puerto Rican bonds which could negatively impact the value of the High Yield Municipal Portfolio’s investments in such obligations. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the exdividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

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THE GLENMEDE FUND, INC.

Notes to Schedules of Portfolio Investments (Unaudited) — (Concluded)

2.	Unrealized Appreciation/(Depreciation)

As of July 31, 2018, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:

Portfolio	Cost	Appreciation	(Depreciation)	Net
Quantitative U.S. Large Cap Core Equity Portfolio	$2,338,855,080	$693,690,315	$16,704,102	$676,986,213
Quantitative U.S. Large Cap Growth Equity Portfolio	2,995,421,228	1,060,324,074	26,703,753	1,033,620,321
Quantitative U.S. Large Cap Value Equity Portfolio	1,004,903	90,569	29,932	60,637
Quantitative U.S. Small Cap Equity Portfolio	1,052,123	149,543	11,100	138,443
Quantitative International Equity Portfolio	431,147,826	62,605,807	11,654,368	50,951,439
Responsible ESG U.S. Equity Portfolio	16,737,084	3,432,009	195,271	3,236,738
Women in Leadership U.S. Equity Portfolio	16,710,303	2,537,793	231,028	2,306,765
Quantitative U.S. Long/Short Equity Portfolio	51,810,755	87,420,795	20,023,428	67,397,367
Quantitative U.S. Total Market Equity Portfolio	63,464,998	30,870,022	1,972,174	28,897,848
Strategic Equity Portfolio	146,800,573	99,490,579	1,805,491	97,685,088
Small Cap Equity Portfolio	3,461,639,760	736,851,594	143,639,189	593,212,405
Mid Cap Equity Portfolio	9,601,978	2,323,775	427,985	1,895,790
Large Cap Value Portfolio	69,060,583	10,115,077	2,026,268	8,088,809
Equity Income Portfolio	18,439,786	1,706,546	270,827	1,435,719
Secured Options Portfolio	779,668,174	7,538,784	—	7,538,784
Global Secured Options Portfolio	5,654,979	107,569	161,935	(54,366)
Core Fixed Income Portfolio	519,135,193	430,775	13,451,923	(13,021,148)
Short Term Tax Aware Fixed Income Portfolio	28,562,619	29,815	173,625	(143,810)
High Yield Municipal Portfolio	194,471,576	3,235,084	1,598,061	1,637,023

3.	Subsequent Events

Management has evaluated events or transactions subsequent to July 31, 2018 through the date the schedules of investments was filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.

101

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), were effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibits 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC.

By	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Principal Executive Officer)

Date	September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Mary Ann B. Wirts
Mary Ann B. Wirts
President
(Principal Executive Officer)

Date     September 26, 2018

By (Signature and Title) /s/ Kent E. Weaver
Kent E. Weaver
Treasurer
(Principal Financial Officer)

Date    September 26, 2018